                           As filed with the Securities and Exchange Commission on May 20, 2005
                           File Nos. 333-09341,811-7739

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                           --------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No.              [ ]

         Post-Effective Amendment No.  14         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

         Amendment No.  16                        [X]

-------------------------------------------------------------------------------

                          HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                        200 Clarendon Street, 18th Floor
                          Boston, Massachusetts 02116
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: 1-877-435-8105


                             Sandra I. Madden, Esq
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                With a copy to:
                               Jon S. Rand, Esq.
                                    Dechert
                             30 Rockefeller Plaza,
                            New York, NY 10112-2200
                          (legal counsel for the Fund)
-------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)
/ / On March 1, 2004 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / On (date) pursuant to paragraph (a) (1)
/X/ 75 days after filing, pursuant to paragraph (a) (2)
/ / On (date) pursuant to paragraph (a) (2) of Rule 485.

[LOGO]
HARDING o LOEVNER                                   HARDING, LOEVNER FUNDS, INC.


                               PROSPECTUS


                               AUGUST 3, 2005


                               Portfolio managed by
                               Harding, Loevner Management, L.P.


                               INTERNATIONAL EQUITY PORTFOLIO
                                 Institutional Class


                               INSTITUTIONAL EMERGING MARKETS PORTFOLIO


                               GLOBAL EQUITY PORTFOLIO
                                 Institutional Class


                               P.O. Box 642 Boston, MA 02117-0642 Telephone:
                               877-435-8105 Fax: 617-927-8303


                               As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


International Equity Portfolio                                         2

Emerging Markets Portfolio                                             5

Global Equity Portfolio                                                8

Principal Investment Strategies and Risks                              11

Management of the Fund                                                 16

Shareholder Information                                                17

Distribution of Fund Shares                                            22

Financial Highlights                                                   23

Prior Performance of a Similar Portfolio                               24

Availability of Additional Information about the Fund                  __

                         INTERNATIONAL EQUITY PORTFOLIO

o  INVESTMENT OBJECTIVE
   The International Equity Portfolio seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.

o  PRINCIPAL INVESTMENT STRATEGY
   The International Equity Portfolio comprises equity securities of companies based outside the U.S. in developed markets as well as established companies in emerging markets. Harding, Loevner Management, L.P. ("Harding Loevner") seeks to compose a portfolio of companies it deems to be well managed, financially strong, growing, competitive and under-priced relative to each company's intrinsic value. These fundamental attributes are the foundation of Harding Loevner's stock selection criteria. The International Equity Portfolio will normally invest in common stock of companies based in at least 15 countries. Harding Loevner attempts to manage risk through prudent diversification across dimensions of geography, industry sector, currency and capitalization. The International Equity Portfolio usually holds 35-75 investments in 15-25 countries. An investment is sold, in whole or in part, when fundamentals deteriorate or the International Equity Portfolio can be improved.

o  PRINCIPAL RISKS
   As with any mutual fund, you could lose money on your investment in the International Equity Portfolio. Your investment is subject to the following principal risks:

      o MARKET RISK: Investments in the International Equity Portfolio may lose value due to a downturn in the stock market as a whole.

      o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly available information about a foreign issuer.

      o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

o  PORTFOLIO PERFORMANCE
   The bar chart and table that follow show how the International Equity Portfolio (the "Portfolio"), as represented by the performance of the Portfolio's Institutional Class, has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions will be reinvested in the Institutional Class of the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

              INTERNATIONAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS

                        1995                    11.99
                        1996                    15.41
                        1997                    -4.22
                        1998                    10.20
                        1999                    49.80
                        2000                   -15.80
                        2001                   -18.19
                        2002                   -15.04
                        2003                    26.96
                        2004                    11.64

   The best calendar quarter return during the period shown above was 25.32% in the 4th quarter of 1999; the worst was -19.45% in the 3rd quarter of 2002. The year-to-date return as of June 30, 2005 was __%.

   AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------------------------------------------------------------------------------
                                                        ONE YEAR   FIVE YEARS      TEN YEARS     SINCE PORTFOLIO'S
                                                                                                    INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
International Equity Portfolio-Institutional Class
     Return Before Taxes                                11.64%      -3.67%          5.42%               4.84%
     Return After Taxes on Distributions(2)             11.79%       -3.93%         4.96%               4.39%
     Return  After  Taxes  on  Distributions            7.88%        -3.07%         4.58%               4.06%
        and Sale of Fund Shares(2)
------------------------------------------------------------------------------------------------------------------
MSCI All Country World ex-U.S. Index(3)                 20.92%      -0.26%         5.87%                5.42%
------------------------------------------------------------------------------------------------------------------
Lipper International Equity Fund Index(3)               18.59%      -0.90%         7.20%                6.52%
------------------------------------------------------------------------------------------------------------------

(1) Includes predecessor fund performance (Inception Date: May 11, 1994). On October 31, 1996, the Portfolio
    received the net assets of the AMT Capital Fund, Inc. - Harding Loevner International Equity Portfolio pursuant to an agreement and plan of reorganization dated October 14, 1996. Prior to ___, 2005 the Institutional Class
    was the sole class of the Portfolio.

(20 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) Returns for indices do not reflect deductions for fees or expenses. In the table above, the Portfolio's average annual total return for the periods shown is compared to (i) the MSCI All Country World ex-U.S. Index, an index of equity securities which includes all developed and emerging markets in the Morgan Stanley Capital
    International ("MSCI") universe of 48 countries, excluding the U.S. and (ii) the Lipper International Equity
    Fund Index, an index of international equity mutual funds compiled by Lipper Analytical Services, Inc.

o  PORTFOLIO FEES AND EXPENSES:
   This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio.

   SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
   Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Institutional Class shares.

          --------------------------------------------------
          Redemption Fee
          (as a percentage of
           amount redeemed)                  2.00%(1)
          --------------------------------------------------

   ANNUAL CLASS OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS):

          --------------------------------------------------
          Management Fee                     0.75%
          --------------------------------------------------
          Distribution (12b-1) Fee           None
          --------------------------------------------------
          Other Expenses                     0.34%
          --------------------------------------------------
          TOTAL ANNUAL CLASS
          OPERATING EXPENSES                 1.09%(2)
          --------------------------------------------------

(1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased.

(2) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 1.00% (on an annualized basis) of the average daily net assets of the Institutional Class.

o  EXAMPLE
   This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR            3 YEARS            5 YEARS            10 YEARS

         $[111]            $[347]             $[601]             $[1,329]

                    INSTITUTIONAL EMERGING MARKETS PORTFOLIO

o  INVESTMENT OBJECTIVE
   The Institutional Emerging Markets Portfolio seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets. [If you don't want this objective to be fundamental, we can add in that it can be changed without shareholder approval, otherwise the default assumption is that the objective is fundamental, requiring a shareholder vote to change; please let us know.]

o  PRINCIPAL INVESTMENT STRATEGY
   The Institutional Emerging Markets Portfolio comprises equity securities of companies that are based in emerging markets. Harding Loevner seeks to compose a portfolio of companies it deems to be well managed, financially strong, growing, competitive and under-priced relative to each company's intrinsic value. These fundamental attributes are the foundation of Harding Loevner's stock selection criteria. Emerging markets offer investment opportunities that may benefit from long-term trends in demographics, deregulation, outsourcing and relocation in developing countries. The Institutional Emerging Markets Portfolio will normally invest in common stock and preferred stock of companies based in at least 15 countries and may also invest in short-term or other debt securities, including debt securities rated below investment grade. The maturity of the Institutional Emerging Markets Portfolio's debt securities will not be fixed, but will be determined based on Harding Loevner's outlook regarding the overall capital market and regarding foreign currency exchange rates. Harding Loevner attempts to manage risk through prudent diversification across dimensions of geography, industry sector, currency and capitalization. An investment is sold, in whole or in part, when fundamentals deteriorate or the Institutional Emerging Markets Portfolio can be improved.

o  PRINCIPAL RISKS
   As with any mutual fund, you could lose money on your investment in the Institutional Emerging Markets Portfolio. Your investment is subject to the following principal risks:

      o MARKET RISK: Investments in the Institutional Emerging Markets Portfolio may lose value due to a downturn in the stock market as a whole.

      o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly available information about a foreign issuer.

      o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or other more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

      o DEBT SECURITIES RISK: Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities declines. This risk is generally greater for debt securities with longer maturities and portfolios with longer durations.

      o HIGH RISK/HIGH YIELD SECURITIES: Investments in high risk/high yield securities, such as debt securities rated below investment grade, carry the risk that the securities may default on the payment of principal and interest. These securities either have speculative elements or are predominantly speculative investments.

o  PORTFOLIO PERFORMANCE
   Performance history will be available for the Institutional Emerging Markets Portfolio (the "Portfolio") after the Portfolio has been in operation for one calendar year.

o  PORTFOLIO FEES AND EXPENSES:
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

   SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
   Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                    ----------------------------------------
                    Redemption Fee
                    (as a percentage of
                     amount redeemed)        2.00%(1)
                    ----------------------------------------

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):

               -------------------------------------------------
               Management Fee                 1.25%
               -------------------------------------------------
               Distribution (12b-1) Fee       None
               -------------------------------------------------
               Other Expenses                 0.__% (2)
               -------------------------------------------------
               TOTAL ANNUAL FUND
               OPERATING EXPENSES             1.77%(3)
               -------------------------------------------------

(1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased.

(2) This table and the example below reflect estimated expenses for the current fiscal year.

(3) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual fund operating expenses at 1.30% (on an annualized basis) of the average daily net assets of the Portfolio.


o  EXAMPLE
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR                     3 YEARS

         $----                      $----

                             GLOBAL EQUITY PORTFOLIO

o  INVESTMENT OBJECTIVE
   The Global Equity Portfolio seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

o  PRINCIPAL INVESTMENT STRATEGY
   The Global Equity Portfolio comprises equity securities of companies based in the U.S. and other developed markets, as well as established companies in emerging markets. Harding Loevner seeks to compose a portfolio of companies it deems to be well managed, financially strong, growing, competitive and under-priced relative to each company's intrinsic value. These fundamental attributes are the foundation of Harding Loevner's stock selection criteria. The Global Equity Portfolio will normally invest in the common stock of companies based in at least 15 countries (one of which may be the U.S.). Harding Loevner attempts to manage risk through prudent diversification across dimensions of geography, industry sector, currency and capitalization. The Global Equity Portfolio usually holds 35-75 investments in 15-25 countries. An investment is sold, in whole or in part, when fundamentals deteriorate or the Global Equity Portfolio can be improved.


o  PRINCIPAL RISKS
   As with any mutual fund, you could lose money on your investment in the Global Equity Portfolio. Your investment is subject to the following principal risks:

      o MARKET RISK: Investments in the Global Equity Portfolio may lose value due to a downturn in the stock market as a whole.

      o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly available information about a foreign issuer.

      o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

o  PORTFOLIO PERFORMANCE
   The bar chart and table that follow show how the Global Equity Portfolio (the "Portfolio"), as represented by the performance of the Portfolio's Institutional Class, has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions will be reinvested in the Institutional Class of the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                  GLOBAL EQUITY PORTFOLIO - INSTITIONAL CLASS

                        1997                    9.34
                        1998                    2.00
                        1999                   37.13
                        2000                    0.57
                        2001                  -15.46
                        2002                  -18.96
                        2003                   31.38
                        2004                    7.61

   The best calendar quarter return during the period shown above was 24.82% in the 4th quarter of 1999; the worst was -17.70% in the 3rd quarter of 1998. The year-to-date return as of June 30, 2005 was __%.

   AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDED DECEMBER 31, 2004)
   --------------------------------------------------------------------------------------------------------------
                                                       ONE YEAR   FIVE YEARS    SINCE PORTFOLIO'S INCEPTION(1)
   --------------------------------------------------------------------------------------------------------------
   Global Equity Portfolio-Institutional Class
        Return Before Taxes                            7.61%         -0.52%              5.04%
        Return After Taxes on Distributions(2)         7.62%         -1.00%              4.00%
        Return After Taxes on  Distributions           5.00%         -0.56%              3.92%
           and Sale of Fund Shares(2)
   --------------------------------------------------------------------------------------------------------------
   MSCI All Country World Index(3)                     15.24%       -2.12%               5.78%
   --------------------------------------------------------------------------------------------------------------
   Lipper Global Equity Fund Index(3)                  14.38%       -1.11%               6.42%
   --------------------------------------------------------------------------------------------------------------


   (1) The Portfolio commenced operations on December 1, 1996, following a tax-free merger with Harding Loevner Global
      Equity LP. Prior to _____, 2005, the Institutional Class was the sole class of the Portfolio.

   (2) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (3) Returns for indices do not reflect deductions for fees or expenses. In the table above, the Portfolio's average annual total return for the periods shown is compared to (i) the MSCI All Country World Index, an index of global equity securities which includes all developed and emerging markets in the Morgan Stanley Capital International
      ("MSCI") universe of 49 countries and (ii) the Lipper Global Equity Fund Index, an index of global equity mutual funds compiled by Lipper Analytical Services, Inc.

o  PORTFOLIO FEES AND EXPENSES:
   This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Portfolio.

   SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
   Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Institutional Class shares.

          --------------------------------------------------
          Redemption Fee
          (as a percentage of
           amount redeemed)                  2.00%(1)
          --------------------------------------------------


   ANNUAL CLASS OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS):

          --------------------------------------------------
          Management Fee                     1.00%
          --------------------------------------------------
          Distribution (12b-1) Fee           None
          --------------------------------------------------
          Other Expenses                     0.43%
          --------------------------------------------------
          TOTAL ANNUAL CLASS
          OPERATING EXPENSES                 1.43%(2)
          --------------------------------------------------

   (1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased.

   (2) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 1.25% (on an annualized basis) of the average daily net assets of the Institutional Class.

o  EXAMPLE
   This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR           3 YEARS          5 YEARS           10 YEARS

         $[146]           $[452]           $[782]            $[1,713]

                    PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently has four separate diversified portfolios (each, a "Portfolio"), each of which has its own distinct investment objectives and policies. There is no assurance that a Portfolio will achieve its investment objective.

INVESTMENT PROCESS

Harding Loevner's investment process for each of the Portfolios is designed to identify quality companies as a first step before progressing to test whether the share price offers an investment opportunity. Harding Loevner reviews a broad universe of companies to determine whether they meet their four fundamental business criteria. Companies must be determined by Harding Loevner to (1) be well-managed, (2) be financially strong, (3) be experiencing growth and (4) possess competitive advantages. Harding Loevner believes that insights gained through the careful study of individual companies are more valuable than forecasts of aggregate stock market direction.

Harding Loevner devotes incrementally more resources as it goes deeper into the process of researching promising candidates. Harding Loevner's proprietary "QQ" is a system for evaluating 10 competitive and financial company characteristics. This framework facilitates comparisons across geographic and industry sectors and, together with management interviews, provides insight into a company's prospects and risk profile.

Once convinced of the quality of a company, Harding Loevner raises the intensity of monitoring and introduces valuation tests, which serve as aids to judgment rather than rigid decision-making tools. Harding Loevner's investment professionals participate as a team in Portfolio purchase and sale decisions.

Positions are sold or reduced when there is a breakdown in the investment thesis, unfavorable management action, a substantial overvaluation or identification of superior alternative investments.

The investment objective, policies and risks of the International Equity Portfolio, Institutional Emerging Markets Portfolio and Global Equity Portfolio are detailed below. Except as otherwise indicated, the Fund's Board of Directors may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the applicable Portfolio (a "majority vote").

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio's investment objective is to seek long-term capital appreciation through investments in equity securities of companies based outside the United States.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, securities convertible into such common stocks (including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs")), closed-end investment companies (investment companies which invest in the types of securities which the Portfolio would normally invest), and rights and warrants issued by companies that are based outside the United States. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice. The Portfolio also may invest in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies.

The Portfolio will normally invest broadly in the available universe of equity securities of companies domiciled in at least 15 countries in the following groups: (1) Europe, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom; (2) the Pacific Rim, including Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore; (3) Canada; and (4) countries with "emerging markets," generally considered under the Morgan Stanley Capital International definition to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, ADRs and EDRs will be considered to be denominated in the currency of the country where the securities underlying the ADRs and EDRs are traded.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Generally, portfolio turnover has been around [37]% since inception.


INSTITUTIONAL EMERGING MARKETS PORTFOLIO

The Institutional Emerging Market Portfolio's investment objective is to seek long-term capital appreciation through investments primarily in equity securities of companies based in emerging markets.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities. Emerging markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice.

The Portfolio invests at least 65% of its total assets in common stocks, securities convertible into such common stocks ( ADRs, GDRs and EDRs"), closed-end investment companies (investment companies which invest in the types of securities in which the Portfolio would normally invest), and rights and warrants issued by companies that are based in emerging markets. The Portfolio may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices. The Portfolio also may invest in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio also may invest up to 35% of its total assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities that are rated below investment-grade, that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Service ("S&P") and in unrated securities judged to be of equivalent quality as determined by Harding Loevner.

The Portfolio will invest broadly in the available universe of equity and debt securities of companies domiciled in one of at least 15 countries with "emerging markets," generally considered under the Morgan Stanley Capital International definition to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, ADRs, GDRs and EDRs will be considered to be denominated in the currency of the country where the securities underlying the ADRs, GDRs and EDRs are traded.

The Portfolio does not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. As of the date of this prospectus, the Portfolio had not commenced operations. Portfolio turnover is not expected to exceed [50%] for the Portfolio during its initial fiscal year.

GLOBAL EQUITY PORTFOLIO

The Global Equity Portfolio's investment objective is to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, securities convertible into such common stocks (ADRs, GDRs and EDRs), closed-end investment companies (investment companies which invest in the types of securities in which the Portfolio would normally invest) , and rights and warrants issued by companies that are based both inside and outside the United States. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice.

The Portfolio will normally invest broadly in the available universe of equity securities of companies domiciled in at least 15 countries in the following groups: (1) Europe, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom; (2) the Pacific Rim, including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore; (3) the United States and Canada; and (4) countries with "emerging markets," generally considered under the Morgan Stanley Capital International definition to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of total assets will be denominated in at least three currencies which may include the U.S. dollar. For purposes of compliance with this restriction, ADRs and EDRs will be considered to be denominated in the currency of the country where the securities underlying the ADRs and EDRs are traded.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Generally, portfolio turnover has been around [29]% since inception.

OTHER INVESTMENT STRATEGIES

The International Equity Portfolio and the Global Equity Portfolio also may each invest up to 20% of their assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes and may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices.

Each of the International Equity Portfolio and the Global Equity Portfolio may invest up to 20% of their total assets in convertible securities and debt securities which are rated below investment grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities judged to be of equivalent quality as determined by Harding Loevner.

Harding Loevner does not generally hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

RISKS ASSOCIATED WITH THE PORTFOLIOS' INVESTMENT POLICIES AND TECHNIQUES

The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described below. The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. Please note that there are other circumstances that are not described here which could cause the value of your investment to decline and which could prevent a Portfolio from achieving its investment objective.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a United States instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their United States income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored ADRs, EDRs and GDRs may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs, EDRs and GDRs. See also "Shareholder Information-Tax Considerations" below.

Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices and currency valuations in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Derivatives and Hedging. The Portfolios use derivative instruments (collectively, "Derivatives"), such as futures, for hedging purposes and to increase overall return for the Portfolios. These investment practices may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent Harding Loevner's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. The Portfolios may purchase or sell options. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions that are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value and possibly income. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information (the "SAI"), available by following the instructions at the back of this Prospectus.

OTHER RISKS

High Yield/High Risk Securities. Each Portfolio may invest up to 20% of its total assets in convertible securities and debt securities rated lower than Baa by Moody's or BBB by S&P, or of equivalent quality as determined by Harding Loevner (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The International Equity, Institutional Emerging Markets and Global Equity Portfolios may each invest up to 10% of its total assets in securities rated B or lower by Moody's or S&P, or of equivalent quality. None of the Portfolios may invest in securities rated C by Moody's or D by S&P, or the equivalent, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit a Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, a Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and might be difficult to resell.


                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund. Subject to the direction and authority of the Fund's Board of Directors, Harding Loevner provides investment advisory services to the International Equity Portfolio and Global Equity Portfolio pursuant to Investment Advisory Agreements, each dated October 14, 1996, and to the Institutional Emerging Markets Portfolio pursuant to an Investment Advisory Agreement dated March 23, 2005. Under the Investment Advisory Agreements, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio of the Fund, purchasing and selling securities on behalf of the Portfolios and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios.

Harding Loevner, established in 1989, is a registered investment adviser that specializes in global investment management for private investors and institutions. As of June 30, 2005, Harding Loevner had approximately $1.5 billion in assets under management. Harding Loevner is located at 50 Division Street, Suite 401, Somerville, NJ 08876. Harding Loevner manages assets for several other registered investment companies. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund. For its services, Harding Loevner receives an advisory fee from each Portfolio, as set forth in the table below.

  ------------------------------------------------------------------------------
                PORTFOLIO              FEE (as a % of average daily net assets)
  ------------------------------------------------------------------------------
  International Equity Portfolio                         0.75%
  ------------------------------------------------------------------------------
  Institutional Emerging Markets Portfolio               1.25%
  ------------------------------------------------------------------------------
  Global Equity Portfolio                                1.00%
  ------------------------------------------------------------------------------

The advisory fee paid by each Portfolio is higher than that charged by most funds which invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolios. Harding Loevner may make payments from its own resources to parties that provide recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also "Distribution of Fund Shares" below.

PORTFOLIO MANAGEMENT

Simon Hallett, CFA, Chief Investment Officer and a director of HLM Holdings, Inc. He is an honors graduate of Oxford University in 1978 and has been with Harding Loevner since 1991.

Ferrill Roll, CFA, portfolio manager, director of HLM Holdings, Inc. and analyst, is a member of the investment committee and focuses on developed markets banks, diversified financials and insurance. He graduated from Stanford University in 1980 and has been with Harding Loevner since 1996.

G. "Rusty" Johnson III, CFA, portfolio manager, director of HLM Holdings, Inc. since July 2004 and analyst, is a member of the investment committee and focuses on emerging markets. He graduated with honors with a degree in Economics from Washington and Lee University in 1986. He also studied at Fu Jen University and Chinese University in Hong Kong. Rusty has been with Harding Loevner since 1994.


Alexander T. Walsh, CFA, portfolio manager and analyst, focuses on the commercial service and supply, health care equipment and services, pharmaceuticals and biotech sectors. Alex graduated from McGill University in 1978 and has been with Harding Loevner since 1994.

Peter J. Baughan, CFA, portfolio manager and analyst, is a member of the investment committee and focuses on the media, software and services, tech hardware and equipment, telecom services and utilities sectors. Peter graduated from the University of North Carolina, Chapel Hill in 1983 and has been with Harding Loevner since 1997.

Mr. Hallett, Mr. Walsh, Mr. Roll and Mr. Baughan serve as the primary portfolio managers of the International Equity Portfolio. Mr. Hallett has held that position since the Portfolio's predecessor fund's inception in May 1994. Mr. Walsh has held that position since January 2001. Messrs. Roll and Baughan have held that position since October 2004. Mr. Hallett is the lead manager, with ultimate authority over investment decisions.

Mr. Roll and Mr. Baughan serve as the primary portfolio managers of the Global Equity Portfolio. Mr. Roll has held that position since January 2001. Mr. Baughan has held that position since February 2003. Messrs. Roll and Baughan share responsibility equally.

Mr. Johnson and Mr. Hallett serve as the primary portfolio managers of the Institutional Emerging Markets Portfolio. They have held that position since the Portfolio's inception in November 1998. Mr. Johnson has primary responsibility for day-to-day management. Mr. Hallett oversees Mr. Johnson's activities and provides backup for day-to-day management.

Additional information regarding the portfolio managers' compensation, management of other funds and ownership of the Harding, Loevner Funds, Inc. can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures regarding disclosure of the Fund's portfolio securities is available in the SAI. A complete list of the Portfolios' holdings is also published on Harding Loevner's website on a quarterly basis, as of the date of the last day of the previous calendar quarter.

                             SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of the Institutional Class of each of the International Equity Portfolio and the Global Equity Portfolio and of the Institutional Emerging Markets Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern Standard Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a "Business Day"). Each Class or Portfolio determines its net asset value per share by subtracting that Class or Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments or the portion of a Portfolio's investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio.

The foreign securities in the Portfolios may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio may change on days when shareholders will not be able to buy or sell their shares.

For purposes of calculating each Class's or Portfolio's net asset value, securities are valued as follows:

    o all portfolio securities listed on the Nasdaq Stock Market ("NASDAQ") and for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP issued immediately after the close of trading on NASDAQ (or, if the NOCP is corrected, at the last corrected NOCP issued on or before at 5:15 PM Eastern Time), or if the NOCP is not available, at the highest closing bid price published;
    o all portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price;
    o deposits and repurchase agreements are valued at their cost plus accrued interest unless Harding Loevner determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets;
    o U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices;
    o Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange;
    o securities that are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market;
    o corporate bonds, municipal bonds and foreign bonds are valued at the latest bid price;
    o short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument;
    o the value of other assets for which market quotations are not readily available will be determined in good faith by Harding Loevner at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. Use of fair value pricing could cause a Portfolio to value securities higher or lower than a fund that uses market quotations, which could cause the net asset value per share to differ significantly from the net asset value per share that would have been calculated using current market value. The use of fair value pricing could decrease the opportunities for persons to engage in market arbitrage; and
    o quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at the mean price.

PURCHASE AND REDEMPTION OF SHARES

PURCHASES. There is no sales charge imposed by the Fund. The minimum initial investment in the Institutional Class of the International Equity Portfolio or Global Equity Portfolio of the Fund is $100,000. The minimum initial investment in the Institutional Emerging Markets Portfolio is $5,000,000. Additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Each Portfolio reserves the right to waive the minimum initial investment.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on a Portfolio's behalf. A Portfolio will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees, 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated and 3) the minimum initial investment through certain brokers may be less than a direct purchase with a Portfolio.

The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Portfolios offer shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

You may purchase shares of a Portfolio utilizing the following methods:

WIRE TRANSFER: Purchases of shares may be made by wire transfer of Federal funds. Quasar Distributors, LLC ("Quasar") serves as exclusive distributor of shares of the Fund's Portfolios. Share purchase orders are effective on the date when Quasar receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with Investors Bank & Trust Company (the "Transfer Agent") as set forth below. The shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions are:

                   INVESTORS BANK & TRUST COMPANY, BOSTON, MA
                                ABA#: 011-001-438
                      ACCOUNT NAME: HLF - PURCHASE ACCOUNT
                              ACCOUNT #: 933333333
              REFERENCE: HARDING, LOEVNER FUNDS, INC. - (DESIGNATE
                     THE PORTFOLIO AND CLASS, IF APPLICABLE)

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at 1-877-435-8105 as soon as possible, but no later than 4:00 p.m. Eastern Standard Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

CHECK: A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV determined three business days after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for Portfolio purchases should be sent to the Fund's Transfer Agent at:

REGULAR MAIL:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

OVERNIGHT DELIVERY:

INVESTORS BANK & TRUST COMPANY
ATTN: HARDING, LOEVNER FUNDS, INC.
200 CLARENDON ST., OPS 22
BOSTON, MA  02116

The Fund reserves the right in its sole discretion (i) to suspend or modify the offering of a Portfolio's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

REDEMPTIONS. The Fund will redeem all full and fractional shares of a Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. Eastern Standard Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by wire within one to seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund's behalf. A Portfolio will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Portfolio's net asset value next computed after they are received in good order by an authorized broker or the broker's authorized designee.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV. In particular, the Portfolio may be subject to "time zone arbitrage," i.e. trading by investors seeking to take advantage of price movements or other events in a foreign market that could affect the NAV of the Portfolios. Accordingly, the Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage frequent purchases and redemptions of Fund shares by Fund shareholders and the Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund may also use fair value pricing of securities to discourage frequent purchases and redemptions of Fund shares.

A redemption fee of 2% of the value of the shares redeemed will be imposed on shares of a Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Portfolios or, to the extent that short-term trading occurs, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee does not apply to 401(k) or 403(b) accounts, certain retirement plans and accounts affiliated with selected wealth management programs that can demonstrate to Harding Loevner that they have adequate policies and procedures in place to deter market timing activity. The redemption fee will be paid to the appropriate Portfolio. The Fund has also adopted fair value pricing policies designed to reduce the risk of market timing. While the Fund is committed to preventing market timing and disruptive short-term trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of market timing and short-term trading.

Other than the redemption fee assessed on short-term trading, as described above, there is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund. When a shareholder's account balance falls below [$100,000] due to redemption, a Portfolio may close the account. Such shareholders will be notified if the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to Investors Bank and include a signature guaranteed by a national bank which is a member firm of any national or regional securities exchange (a "Signature Guarantee"). If the guarantor institution belongs to a Medallion Signature Program, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

    o  wishes to sell more than $100,000 worth of shares;
    o  wishes to change its authorized agent;
    o  wishes to change the address of record;
    o  wishes to change the account designated to receive redemption proceeds;
    o requests that a check be mailed to a different address than the record address; or
    o requests that redemption proceeds be paid to someone other than the account owner.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at 1-877-435-8105. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

EXCHANGE PRIVILEGE. Institutional Class and Institutional Emerging Markets Portfolio shares may be exchanged for other Institutional Class or Institutional Emerging Markets Portfolio shares based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The Institutional Class Portfolio minimum amounts of $100,000 and the Institutional Emerging Markets Portfolio minimum amount of $5,000,0000 would still apply. An exchange order is treated the same as a redemption (on which any taxable gain or loss may be realized) followed by a purchase. Investors who wish to make exchange requests should telephone the Transfer Agent (toll-free) at 1-877-435-8105.

DIVIDENDS

Each Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

FEDERAL INCOME TAXES. Each Class or Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES. A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions of a Portfolio which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o Investors Bank & Trust, P.O. Box 642, Boston, Massachusetts 02117-0642 or by calling the Fund (toll-free) at 1-877-435-8105.

                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement.

[Review applicability: The Fund has agreements with various financial intermediaries and "mutual fund supermarkets," under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the economies of scale associated with these intermediaries' holding their customers' shares in a single account with the Fund's transfer agent, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary for providing sub-accounting and related shareholder services (subject to the voluntary expense cap); the balance of the intermediaries' fees are paid by Harding Loevner. Because of Harding Loevner's voluntary cap on the Fund's fees and expenses, Harding Loevner paid a portion or all of the Portfolios' share of these fees during the year ended October 31, 2004. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.]

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share of a Class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Class or Portfolio (assuming reinvestment of all dividends and distributions.) This information has been audited by Ernst & Young LLP, independent register public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is incorporated by reference in this Prospectus and the SAI. The semi-annual and audited annual reports are available by following the instructions on the back cover of this Prospectus. Information for the Institutional Emerging Markets Portfolio will be available after the Portfolio has completed its first semi-annual period.

                    PRIOR PERFORMANCE OF A SIMILAR PORTFOLIO

Because the Institutional Emerging Markets Portfolio was new when this prospectus was printed, its performance history is not included. However, the Institutional Emerging Markets Portfolio has an investment objective and policies that are substantially similar in all material respects to the Emerging Markets Portfolio, which is managed by Harding Loevner. Harding Loevner began managing the Emerging Markets Portfolio on November 9, 1998, and its asset size as of June 30, 2005 was approximately $___ million. [Confirm that HLM doesn't manage any other substantially similar portfolios/accounts that would need to be included.]

Below you will find information about the performance of the Emerging Markets Portfolio, not the performance of the Institutional Emerging Markets Portfolio. The Emerging Markets Portfolio has different expenses and is sold through different distribution channels than the Institutional Emerging Markets Portfolio. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The performance of the Emerging Markets Portfolio does not represent the past performance of the Institutional Emerging Markets Portfolio and is not an indication of the future performance of the Institutional Emerging Markets Portfolio. You should not assume that the Institutional Emerging Markets Portfolio will have the same performance as the Emerging Markets Portfolio. The performance of the Institutional Emerging Markets Portfolio may be better or worse than the performance of the Emerging Markets Portfolio due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows between the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio. Emerging Markets Portfolio may have higher total expenses than the Institutional Emerging Markets Portfolio; Institutional Emerging Markets Portfolio's expenses are not reflected in the returns shown for Emerging Markets Portfolio.

The chart below shows changes in the performance of the Emerging Markets Portfolio from year to year.

The table below compares the performance of the Emerging Markets Portfolio to the performance of a market index and an average of the performance of similar funds over various periods of time.

Both the chart and the table assume that all dividends and distributions will be invested in the Emerging Markets Portfolio.

[Insert bar chart.]

[Insert "Average Annual Total Return" table, including footnotes.]

              AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE FUND

The SAI, dated ______, 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In the Fund's semi-annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the first two fiscal quarters of the fiscal year. Information for the Institutional Emerging Markets Portfolio will appear in the next report after it completes its first semi-annual period.

The SAI and the Fund's annual and semi-annual reports are available upon request, free of charge, by calling (toll-free) 1-877-435-8105, or by writing to the following address:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA  02117-0642

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's Internet site at http://www.hardingloevner.com.

Information about the Fund (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at http://www.sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.


                                                          Investment Company Act
                                                            file number 811-7739

[LOGO]
HARDING o LOEVNER                                  HARDING, LOEVNER FUNDS, INC.


                               PROSPECTUS


                               AUGUST 3, 2005


                               Portfolio managed by
                               Harding, Loevner Management, L.P.


                               INTERNATIONAL EQUITY PORTFOLIO
                                 Investor Class


                               EMERGING MARKETS PORTFOLIO


                               P.O. Box 642 Boston, MA 02117-0642 Telephone:
                               877-435-8105 Fax: 617-927-8303


                               As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


International Equity Portfolio                                      2

Emerging Markets Portfolio                                          5

Principal Investment Strategies and Risks                           11

Management of the Fund                                              16

Shareholder Information                                             17

Distribution of Fund Shares                                         22

Financial Highlights                                                23

Availability of Additional Information about the Fund               24

                         INTERNATIONAL EQUITY PORTFOLIO

o  INVESTMENT OBJECTIVE
   The International Equity Portfolio seeks long-term capital appreciation through investments in equity securities of companies based outside the United States.

o  PRINCIPAL INVESTMENT STRATEGY
   The International Equity Portfolio comprises equity securities of companies based outside the U.S. in developed markets as well as established companies in emerging markets. Harding, Loevner Management, L.P. ("Harding Loevner") seeks to compose a portfolio of companies it deems to be well managed, financially strong, growing, competitive and under-priced relative to each company's intrinsic value. These fundamental attributes are the foundation of Harding Loevner's stock selection criteria. The International Equity Portfolio will normally invest in common stock of companies based in at least 15 countries. Harding Loevner attempts to manage risk through prudent diversification across dimensions of geography, industry sector, currency and capitalization. The International Equity Portfolio usually holds 35-75 investments in 15-25 countries. An investment is sold, in whole or in part, when fundamentals deteriorate or the International Equity Portfolio can be improved.

o  PRINCIPAL RISKS
   As with any mutual fund, you could lose money on your investment in the International Equity Portfolio. Your investment is subject to the following principal risks:

      o MARKET RISK: Investments in the International Equity Portfolio may lose value due to a downturn in the stock market as a whole.

      o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly available information about a foreign issuer.

      o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

o  PORTFOLIO PERFORMANCE
   The bar chart and table that follow show how the International Equity Portfolio (the "Portfolio"), as represented by the performance of the Portfolio's Institutional Class, has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions will be reinvested in the Institutional Class of the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance history will be available for the Investor Class of the Portfolio after the Investor Class of the Portfolio has been in operation for one calendar year.

              INTERNATIONAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS

                        1995                    11.99
                        1996                    15.41
                        1997                    -4.22
                        1998                    10.20
                        1999                    49.80
                        2000                   -15.80
                        2001                   -18.19
                        2002                   -15.04
                        2003                    26.96
                        2004                    11.64

   The best calendar quarter return during the period shown above was 25.32% in the 4th quarter of 1999; the worst was -19.45% in the 3rd quarter of 2002. The year-to-date return as of June 30, 2005 was __%.

   The returns shown above are for the Institutional Class of the International Equity Portfolio, a class which is not available through this prospectus. The Investor Class of the Portfolio would have substantially similar annual returns to the Institutional Class of the Portfolio because the classes are invested in the same portfolio of securities. The Investor Class's returns will be lower than the Institutional Class's returns to the extent that the Investor Class has higher expenses.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
------------------------------------------------------------------------------------------------------------------------------
                                                            ONE YEAR    FIVE YEARS     TEN YEARS   SINCE PORTFOLIO'S INCEPTION(1)
------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio-Institutional Class
     Return Before Taxes                                    11.64%        -3.67%         5.42%                4.84%
     Return After Taxes on Distributions2                   11.79%        -3.93%         4.96%                4.39%
     Return  After  Taxes  on  Distributions                 7.88%        -3.07%         4.58%                4.06%
       and Sale of Fund Shares(2)
------------------------------------------------------------------------------------------------------------------------------
MSCI All Country World ex-U.S. Index(3)                     20.92%       -0.26%         5.87%                 5.42%
------------------------------------------------------------------------------------------------------------------------------
Lipper International Equity Fund Index(3)                   18.59%       -0.90%         7.20%                 6.52%
------------------------------------------------------------------------------------------------------------------------------

(10 Includes predecessor fund performance (Inception Date: May 11, 1994). On October 31, 1996, the Portfolio received the net assets of the AMT Capital Fund, Inc. - Harding Loevner International Equity Portfolio pursuant to an agreement and plan of reorganization dated October 14, 1996. Prior to ___, 2005 the Institutional Class was the sole class of the Portfolio.

(2) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k)
    plans or individual retirement accounts.

(3) Returns for indices do not reflect deductions for fees or expenses. In the table above, the Portfolio's average annual total return for the periods shown is compared to (i) the MSCI All Country World ex-U.S. Index, an index of equity securities which includes all developed and emerging markets in the Morgan Stanley Capital International ("MSCI") universe of 48 countries, excluding the U.S. and (ii) the Lipper International Equity Fund Index, an index of international equity mutual funds compiled by Lipper Analytical Services, Inc.

   The returns shown above are for the Institutional Class of the International Equity Portfolio, a class which is not available through this prospectus. The Investor Class of the Portfolio would have substantially similar annual returns to the Institutional Class of the Portfolio because the classes are invested in the same portfolio of securities. The Investor Class's returns will be lower than the Institutional Class's returns to the extent that the Investor Class has higher expenses.

o  PORTFOLIO FEES AND EXPENSES:
   This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Portfolio.

   SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
   Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Investor Class shares.

                    ---------------------------------------
                    Redemption Fee
                    (as a percentage of
                     amount redeemed)                2.00%(1)
                    ---------------------------------------


   ANNUAL CLASS OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM INVESTOR CLASS ASSETS):

                    ---------------------------------------
                    Management Fee                   0.75%
                    ---------------------------------------
                    Distribution (12b-1) Fee         0.25%
                    ---------------------------------------
                    Other Expenses                   0.__%(2)
                    ---------------------------------------
                    TOTAL ANNUAL CLASS
                    OPERATING EXPENSES               1.__%(3)
                    ---------------------------------------

(1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased.

(2) This table and the example below reflect estimated expenses for the current fiscal year.

(3) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 1.25% (on an annualized basis) of the average daily net assets of the Portfolio.

o  EXAMPLE
   This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR           3 YEARS            5 YEARS           10 YEARS

         $----            $----              $----             $----

                           EMERGING MARKETS PORTFOLIO

o  INVESTMENT OBJECTIVE
   The Emerging Markets Portfolio seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.

o  PRINCIPAL INVESTMENT STRATEGY
   The Emerging Markets Portfolio comprises equity securities of companies that are based in emerging markets. Harding Loevner seeks to compose a portfolio of companies it deems to be well managed, financially strong, growing, competitive and under-priced relative to each company's intrinsic value. These fundamental attributes are the foundation of Harding Loevner's stock selection criteria. Emerging markets offer investment opportunities that may benefit from long-term trends in demographics, deregulation, outsourcing and relocation in developing countries. The Emerging Markets Portfolio will normally invest in common stock and preferred stock of companies based in at least 15 countries and may also invest in short-term or other debt securities, including debt securities rated below investment grade. The maturity of the Emerging Markets Portfolio's debt securities will not be fixed, but will be determined based on Harding Loevner's outlook regarding the overall capital market and regarding foreign currency exchange rates. Harding Loevner attempts to manage risk through prudent diversification across dimensions of geography, industry sector, currency and capitalization. An investment is sold, in whole or in part, when fundamentals deteriorate or the Emerging Markets Portfolio can be improved.

o  PRINCIPAL RISKS
   As with any mutual fund, you could lose money on your investment in the Emerging Markets Portfolio. Your investment is subject to the following principal risks:

      o MARKET RISK: Investments in the Emerging Markets Portfolio may lose value due to a downturn in the stock market as a whole.

      o Foreign Investment Risk: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly available information about a foreign issuer.

      o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or other more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

      o DEBT SECURITIES RISK: Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities declines. This risk is generally greater for debt securities with longer maturities and portfolios with longer durations.

      o HIGH RISK/HIGH YIELD SECURITIES: Investments in high risk/high yield securities, such as debt securities rated below investment grade, carry the risk that the securities may default on the payment of principal and interest. These securities either have speculative elements or are predominantly speculative investments.

o  PORTFOLIO PERFORMANCE
   The bar chart and table that follow show how the Emerging Markets Portfolio (the "Portfolio") has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions will be reinvested in the Portfolio. How the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                           EMERGING MARKETS PORTFOLIO

                        1999                    76.71
                        2000                    16.64
                        2001                     2.02
                        2002                    -6.52
                        2003                    56.34
                        2004                    28.85

   The best calendar quarter return during the period shown above was 34.89% in the 4th quarter of 1999; the worst was -19.58% in the 3rd quarter of 2001. The year-to-date return as of __ was __%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2004)
--------------------------------------------------------------------------------------------------------------------
                                                            ONE YEAR          FIVE YEARS        SINCE PORTFOLIO'S
                                                                                                   INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio
     Return Before Taxes                                    28.85%              9.87%                    18.75%
     Return After Taxes on Distributions(2)                 28.66%              9.50%                    18.21%
     Return After Taxes on  Distributions                   19.34%              8.45%                    16.47%
        and Sale of Fund Shares(2)
--------------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Index(3)                              25.56%              4.40%                   12.62%
--------------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Fund Index(3)                       25.68%              4.64%                    13.01%
--------------------------------------------------------------------------------------------------------------------

(1) The Portfolio commenced operations on November 9, 1998.

(2) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) Returns for indices do not reflect deductions for fees or expenses. In the table above, the Portfolio's average annual total return for the periods shown is compared to the MSCI Emerging Markets Index, an index of equity securities which includes all emerging markets in the MSCI universe of 26 countries and the Lipper Emerging Markets
   Fund Index, an index of emerging market equity mutual funds compiled by Lipper Analytical Services, Inc.

o  PORTFOLIO FEES AND EXPENSES:
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

   SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
   Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                    ---------------------------------
                    Redemption Fee
                    (as a percentage of
                     amount redeemed)          2.00%(1)
                    ---------------------------------

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):

               --------------------------------------
               Management Fee                  1.25%
               --------------------------------------
               Distribution (12b-1) Fee        None
               --------------------------------------
               Other Expenses                  0.52%
               --------------------------------------
               TOTAL ANNUAL FUND
               OPERATING EXPENSES              1.77%(2)
               --------------------------------------

    (1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased.

    (2) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual fund operating expenses at 1.75% (on an annualized basis) of the average daily net assets of the Portfolio.

o EXAMPLE
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR            3 YEARS           5 YEARS          10 YEARS

         $[180]            $[557]            $[959]           $[2,084]

                    PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently has four separate diversified portfolios (each, a "Portfolio"), each of which has its own distinct investment objectives and policies. There is no assurance that a Portfolio will achieve its investment objective.

INVESTMENT PROCESS

Harding Loevner's investment process for each of the Portfolios is designed to identify quality companies as a first step before progressing to test whether the share price offers an investment opportunity. Harding Loevner reviews a broad universe of companies to determine whether they meet their four fundamental business criteria. Companies must be determined by Harding Loevner to (1) be well-managed, (2) be financially strong, (3) be experiencing growth and (4) possess competitive advantages. Harding Loevner believes that insights gained through the careful study of individual companies are more valuable than forecasts of aggregate stock market direction.

Harding Loevner devotes incrementally more resources as it goes deeper into the process of researching promising candidates. Harding Loevner's proprietary "QQ" is a system for evaluating 10 competitive and financial company characteristics. This framework facilitates comparisons across geographic and industry sectors and, together with management interviews, provides insight into a company's prospects and risk profile.

Once convinced of the quality of a company, Harding Loevner raises the intensity of monitoring and introduces valuation tests, which serve as aids to judgment rather than rigid decision-making tools. Harding Loevner's investment professionals participate as a team in Portfolio purchase and sale decisions.

Positions are sold or reduced when there is a breakdown in the investment thesis, unfavorable management action, a substantial overvaluation or identification of superior alternative investments.

The investment objective, policies and risks of the International Equity Portfolio and the Emerging Markets Portfolio are detailed below. Except as otherwise indicated, the Fund's Board of Directors may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the applicable Portfolio. However, each Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of
(a) 67% of the shares of the applicable Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the applicable Portfolio (a "majority vote").

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio's investment objective is to seek long-term capital appreciation through investments in equity securities of companies based outside the United States.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, securities convertible into such common stocks (including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs")), closed-end investment companies (investment companies which invest in the types of securities which the Portfolio would normally invest), and rights and warrants issued by companies that are based outside the United States. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice. The Portfolio also may invest in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies.

The Portfolio will normally invest broadly in the available universe of equity securities of companies domiciled in at least 15 countries in the following groups: (1) Europe, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom; (2) the Pacific Rim, including Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore; (3) Canada; and (4) countries with "emerging markets," generally considered under the Morgan Stanley Capital International definition to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, ADRs and EDRs will be considered to be denominated in the currency of the country where the securities underlying the ADRs and EDRs are traded.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Generally, portfolio turnover has been around [37]% since inception.


EMERGING MARKETS PORTFOLIO

The Emerging Market Portfolio's investment objective is to seek long-term capital appreciation through investments primarily in equity securities of companies based in emerging markets.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging markets securities. Emerging markets include countries that have an emerging stock market as defined by Morgan Stanley Capital International, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice.

The Portfolio invests at least 65% of its total assets in common stocks, securities convertible into such common stocks ( ADRs, GDRs and EDRs"), closed-end investment companies (investment companies which invest in the types of securities in which the Portfolio would normally invest), and rights and warrants issued by companies that are based in emerging markets. The Portfolio may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices. The Portfolio also may invest in securities of U.S. companies which derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances, not more than 15% of the Portfolio's total assets will be invested in securities of U.S. companies. The Portfolio also may invest up to 35% of its total assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities that are rated below investment-grade, that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Service ("S&P") and in unrated securities judged to be of equivalent quality as determined by Harding Loevner.

The Portfolio will invest broadly in the available universe of equity and debt securities of companies domiciled in one of at least 15 countries with "emerging markets," generally considered under the Morgan Stanley Capital International definition to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, ADRs, GDRs and EDRs will be considered to be denominated in the currency of the country where the securities underlying the ADRs, GDRs and EDRs are traded.

The Portfolio does not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Portfolio turnover has averaged around [40]% since inception.

OTHER INVESTMENT STRATEGIES

The International Equity Portfolio also may invest up to 20% of its assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes and may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices.

The International Equity Portfolio may invest up to 20% of its total assets in convertible securities and debt securities which are rated below investment grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities judged to be of equivalent quality as determined by Harding Loevner.

Harding Loevner does not generally hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

RISKS ASSOCIATED WITH THE PORTFOLIOS' INVESTMENT POLICIES AND TECHNIQUES

The principal risks of investing in each of the Portfolios and the circumstances reasonably likely to cause the value of your investment to decline are described below. The share price of a Portfolio will change daily based on changes in the value of the securities that a Portfolio holds. Please note that there are other circumstances that are not described here which could cause the value of your investment to decline and which could prevent a Portfolio from achieving its investment objective.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of a Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a United States instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. A Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their United States income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored ADRs, EDRs and GDRs may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs, EDRs and GDRs. See also "Shareholder Information-Tax Considerations" below.

Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices and currency valuations in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Derivatives and Hedging. The Portfolios use derivative instruments (collectively, "Derivatives"), such as futures, for hedging purposes and to increase overall return for the Portfolios. These investment practices may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent Harding Loevner's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. The Portfolios may purchase or sell options. The sale of put and call options could result in losses to a Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions that are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. A Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent a Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value and possibly income. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information (the "SAI"), available by following the instructions at the back of this Prospectus.

OTHER RISKS

High Yield/High Risk Securities. Each Portfolio may invest up to 20% of its total assets in convertible securities and debt securities rated lower than Baa by Moody's or BBB by S&P, or of equivalent quality as determined by Harding Loevner (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The International Equity, Emerging Markets and Global Portfolios may each invest up to 10% of its total assets in securities rated B or lower by Moody's or S&P, or of equivalent quality. None of the Portfolios may invest in securities rated C by Moody's or D by S&P, or the equivalent, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. Each Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, a Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit a Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, a Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and might be difficult to resell.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund. Subject to the direction and authority of the Fund's Board of Directors, Harding Loevner provides investment advisory services to the International Equity Portfolio and the Emerging Markets Portfolio pursuant to Investment Advisory Agreements, each dated October 14, 1996. Under the Investment Advisory Agreements, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by each Portfolio of the Fund, purchasing and selling securities on behalf of the Portfolios and determining how voting and other rights with respect to the portfolio securities of the Portfolios are exercised in accordance with each Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolios.

Harding Loevner, established in 1989, is a registered investment adviser that specializes in global investment management for private investors and institutions. As of June 30, 2005, Harding Loevner had approximately $1.5 billion in assets under management. Harding Loevner is located at 50 Division Street, Suite 401, Somerville, NJ 08876. Harding Loevner manages assets for several other registered investment companies. Harding Loevner bears the expense of providing the above services to each Portfolio of the Fund. For its services, Harding Loevner receives an advisory fee from each Portfolio, as set forth in the table below.

     --------------------------------------------------------------------------
                      PORTFOLIO       FEE (as a % of average daily net assets)
     --------------------------------------------------------------------------
     International Equity Portfolio                  0.75%
     --------------------------------------------------------------------------
     Emerging Markets Portfolio                      1.25%
     --------------------------------------------------------------------------

The advisory fee paid by each Portfolio is higher than that charged by most funds which invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolios. Harding Loevner may make payments from its own resources to parties that provide recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also "Distribution of Fund Shares" below.

PORTFOLIO MANAGEMENT

Simon Hallett, CFA, Chief Investment Officer and a director of HLM Holdings, Inc. He is an honors graduate of Oxford University in 1978 and has been with Harding Loevner since 1991.

Ferrill Roll, CFA, portfolio manager, director of HLM Holdings, Inc. and analyst, is a member of the investment committee and focuses on developed markets banks, diversified financials and insurance. He graduated from Stanford University in 1980 and has been with Harding Loevner since 1996.

G. "Rusty" Johnson III, CFA, portfolio manager, director of HLM Holdings, Inc. since July 2004 and analyst, is a member of the investment committee and focuses on emerging markets. He graduated with honors with a degree in Economics from Washington and Lee University in 1986. He also studied at Fu Jen University and Chinese University in Hong Kong. Rusty has been with Harding Loevner since 1994.

Alexander T. Walsh, CFA, portfolio manager and analyst, focuses on the commercial service and supply, health care equipment and services, pharmaceuticals and biotech sectors. Alex graduated from McGill University in 1978 and has been with Harding Loevner since 1994.

Peter J. Baughan, CFA, portfolio manager and analyst, is a member of the investment committee and focuses on the media, software and services, tech hardware and equipment, telecom services and utilities sectors. Peter graduated from the University of North Carolina, Chapel Hill in 1983 and has been with Harding Loevner since 1997.

Mr. Hallett, Mr. Walsh, Mr. Roll and Mr. Baughan serve as the primary portfolio managers of the International Equity Portfolio. Mr. Hallett has held that position since the Portfolio's predecessor fund's inception in May 1994. Mr. Walsh has held that position since January 2001. Messrs. Roll and Baughan have held that position since October 2004. Mr. Hallett is the lead manager, with ultimate authority over investment decisions.

Mr. Johnson and Mr. Hallett serve as the primary portfolio managers of the Emerging Markets Portfolio. They have held that position since the Portfolio's inception in November 1998. Mr. Johnson has primary responsibility for day-to-day management. Mr. Hallett oversees Mr. Johnson's activities and provides backup for day-to-day management.

Additional information regarding the portfolio managers' compensation, management of other funds and ownership of the Harding, Loevner Funds, Inc. can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures regarding disclosure of the Fund's portfolio securities is available in the SAI. A complete list of the Portfolios' holdings is also published on Harding Loevner's website on a quarterly basis, as of the date of the last day of the previous calendar quarter.

                             SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of the Investor Class of the International Equity Portfolio and of the Emerging Markets Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern Standard Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a "Business Day"). Each Class or Portfolio determines its net asset value per share by subtracting that Class's or Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments or the portion of a Portfolio's investments attributable to a Class and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio.

The foreign securities in the Portfolios may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio may change on days when shareholders will not be able to buy or sell their shares.

For purposes of calculating each Portfolio's net asset value, securities are valued as follows:

    o all portfolio securities listed on the Nasdaq Stock Market ("NASDAQ") and for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP issued immediately after the close of trading on NASDAQ (or, if the NOCP is corrected, at the last corrected NOCP issued on or before at 5:15 PM Eastern Time), or if the NOCP is not available, at the highest closing bid price published;
    o all portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price;
    o deposits and repurchase agreements are valued at their cost plus accrued interest unless Harding Loevner determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets;
    o U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices;
    o Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange;
    o securities that are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market;
    o corporate bonds, municipal bonds and foreign bonds are valued at the latest bid price;
    o short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument;
    o the value of other assets for which market quotations are not readily available will be determined in good faith by Harding Loevner at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. Use of fair value pricing could cause a Portfolio to value securities higher or lower than a fund that uses market quotations, which could cause the net asset value per share to differ significantly from the net asset value per share that would have been calculated using current market value. The use of fair value pricing could decrease the opportunities for persons to engage in market arbitrage; and
    o quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at the mean price.

PURCHASE AND REDEMPTION OF SHARES

Purchases. There is no sales charge imposed by the Fund. The minimum initial investment in the Investor Class of the International Equity Portfolio or of the Emerging Markets Portfolio of the Fund is $25,000; additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Each Portfolio reserves the right to waive the minimum initial investment.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on a Portfolio's behalf. A Portfolio will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees, 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated and 3) the minimum initial investment through certain brokers may be less than a direct purchase with a Portfolio.

The offering of shares of a Portfolio is continuous and purchases of shares of a Portfolio may be made on any Business Day. The Portfolios offer shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

You may purchase shares of a Portfolio utilizing the following methods:

WIRE TRANSFER: Purchases of shares may be made by wire transfer of Federal funds. Quasar Distributors, LLC ("Quasar") serves as exclusive distributor of shares of the Fund's Portfolios. Share purchase orders are effective on the date when Quasar receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with Investors Bank & Trust Company (the "Transfer Agent") as set forth below. The shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions are:

                   INVESTORS BANK & TRUST COMPANY, BOSTON, MA
                                ABA#: 011-001-438
                      ACCOUNT NAME: HLF - PURCHASE ACCOUNT
                              ACCOUNT #: 933333333
                     REFERENCE: HARDING, LOEVNER FUNDS, INC.
              - (DESIGNATE THE PORTFOLIO AND CLASS, IF APPLICABLE)

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at 1-877-435-8105 as soon as possible, but no later than 4:00 p.m. Eastern Standard Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

CHECK: A check used to purchase shares in a Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV determined three business days after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for Portfolio purchases should be sent to the Fund's Transfer Agent at:

REGULAR MAIL:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

OVERNIGHT DELIVERY:

INVESTORS BANK & TRUST COMPANY
ATTN: HARDING, LOEVNER FUNDS, INC.
200 CLARENDON ST., OPS 22
BOSTON, MA  02116

The Fund reserves the right in its sole discretion (i) to suspend or modify the offering of a Portfolio's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

REDEMPTIONS. The Fund will redeem all full and fractional shares of a Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. Eastern Standard Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by wire within one to seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund's behalf. A Portfolio will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Portfolio's net asset value next computed after they are received in good order by an authorized broker or the broker's authorized designee.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV. In particular, the Portfolio may be subject to "time zone arbitrage," i.e. trading by investors seeking to take advantage of price movements or other events in a foreign market that could affect the NAV of the Portfolios. Accordingly, the Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage frequent purchases and redemptions of Fund shares by Fund shareholders and the Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund may also use fair value pricing of securities to discourage frequent purchases and redemptions of Fund shares.

A redemption fee of 2% of the value of the shares redeemed will be imposed on shares of a Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Portfolios or, to the extent that short-term trading occurs, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee does not apply to 401(k) or 403(b) accounts, certain retirement plans and accounts affiliated with selected wealth management programs that can demonstrate to Harding Loevner that they have adequate policies and procedures in place to deter market timing activity. The redemption fee will be paid to the appropriate Portfolio. The Fund has also adopted fair value pricing policies designed to reduce risk of market timing. While the Fund is committed to preventing market timing and disruptive short-term trading in the Portfolios, there is no guarantee that the Fund or its agents will be able to detect all instances of market timing and short-term trading.

Other than the redemption fee assessed on short-term trading, as described above, there is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund. When a shareholder's account balance falls below [$100,000] due to redemption, a Portfolio may close the account. Such shareholders will be notified if the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to Investors Bank and include a signature guaranteed by a national bank which is a member firm of any national or regional securities exchange (a "Signature Guarantee"). If the guarantor institution belongs to a Medallion Signature Program, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

    o  wishes to sell more than $100,000 worth of shares;
    o  wishes to change its authorized agent;
    o  wishes to change the address of record;
    o wishes to change the account designated to receive redemption proceeds; o requests that a check be mailed to a different address than the record address; or
    o requests that redemption proceeds be paid to someone other than the account owner.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at 1-877-435-8105. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

EXCHANGE PRIVILEGE. Investor Class and Emerging Markets Portfolio shares may be exchanged for other Investor Class or Emerging Markets Portfolio shares based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The Investor Class of the International Equity Portfolio's and the Emerging Markets Portfolio's minimum amounts of $25,000 would still apply. An exchange order is treated the same as a redemption (on which any taxable gain or loss may be realized) followed by a purchase. Investors who wish to make exchange requests should telephone the Transfer Agent (toll-free) at 1-877-435-8105.

DIVIDENDS

Each Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

FEDERAL INCOME TAXES. Each Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by a Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES. A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions of a Portfolio which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o Investors Bank & Trust, P.O. Box 642, Boston, Massachusetts 02117-0642 or by calling the Fund (toll-free) at 1-877-435-8105.

                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement.

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets," under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the economies of scale associated with these intermediaries' holding their customers' shares in a single account with the Fund's transfer agent, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary for providing sub-accounting and related shareholder services (subject to the voluntary expense cap); the balance of the intermediaries' fees are paid by Harding Loevner. Because of Harding Loevner's voluntary cap on the Fund's fees and expenses, Harding Loevner paid a portion or all of the Portfolios' share of these fees during the year ended October 31, 2004. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

Class Expenses and Distribution Plan. Investor Class shares are subject to a 12b-1 (Distribution) fee of up to 0.25% of average net assets.

The Board of Directors has approved a Distribution Plan with respect to the Investor Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to the Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Investor Class assets on an ongoing basis, over time the cost of investing in Investor Class shares may cost more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share of a Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions.) This information has been audited by Ernst & Young LLP, independent register public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is incorporated by reference in this Prospectus and the SAI. The semi-annual and audited annual reports are available by following the instructions on the back cover of this Prospectus. Information for the Investor Class of the International Equity Portfolio will be available after the Investor Class has completed its first semi-annual period.

              AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE FUND

The SAI, dated ______, 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In the Fund's semi-annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the first two fiscal quarters of the fiscal year.

The SAI and the Fund's annual and semi-annual reports are available upon request, free of charge, by calling (toll-free) 1-877-435-8105, or by writing to the following address:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA  02117-0642

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's Internet site at http://www.hardingloevner.com.

Information about the Fund (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at http://www.sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.


                                                          Investment Company Act
                                                            file number 811-7739

[LOGO]
HARDING o LOEVNER                                   HARDING, LOEVNER FUNDS, INC.


                               PROSPECTUS


                               AUGUST 3, 2005


                               Portfolio managed by
                               Harding, Loevner Management, L.P.


                               GLOBAL EQUITY PORTFOLIO
                                 Investor Class


                               P.O. Box 642 Boston, MA 02117-0642 Telephone:
                               877-435-8105 Fax: 617-927-8303


                               As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is truthful or complete, nor has it judged the investment merit of the securities offered. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

Global Equity Portfolio                                                 8

Principal Investment Strategies and Risks                               11

Management of the Fund                                                  16

Shareholder Information                                                 17

Distribution of Fund Shares                                             22

Availability of Additional Information about the Fund                   24

                             GLOBAL EQUITY PORTFOLIO

o  INVESTMENT OBJECTIVE
   The Global Equity Portfolio seeks long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

o  PRINCIPAL INVESTMENT STRATEGY
   The Global Equity Portfolio comprises equity securities of companies based in the U.S. and other developed markets, as well as established companies in emerging markets. Harding Loevner Management, L.P. ("Harding Loevner") seeks to compose a portfolio of companies it deems to be well managed, financially strong, growing, competitive and under-priced relative to each company's intrinsic value. These fundamental attributes are the foundation of Harding Loevner's stock selection criteria. The Global Equity Portfolio will normally invest in the common stock of companies based in at least 15 countries (one of which may be the U.S.). Harding Loevner attempts to manage risk through prudent diversification across dimensions of geography, industry sector, currency and capitalization. The Global Equity Portfolio usually holds 35-75 investments in 15-25 countries. An investment is sold, in whole or in part, when fundamentals deteriorate or the Global Equity Portfolio can be improved.

o  PRINCIPAL RISKS
   As with any mutual fund, you could lose money on your investment in the Global Equity Portfolio. Your investment is subject to the following principal risks:

      o MARKET RISK: Investments in the Global Equity Portfolio may lose value due to a downturn in the stock market as a whole.

      o FOREIGN INVESTMENT RISK: Securities issued by foreign entities involve added risks not associated with U.S. investments. These risks include the possibility of changes in foreign currency exchange rates, additional taxation and political, economic, social or diplomatic instability. There may also be less publicly available information about a foreign issuer.

      o EMERGING MARKET RISK: Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.

o  PORTFOLIO PERFORMANCE
   The bar chart and table that follow show how the Global Equity Portfolio (the "Portfolio"), as represented by the performance of the Portfolio's Institutional Class, has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Portfolio. Both assume that all dividends and distributions will be reinvested in the Institutional Class of the Portfolio. How the Institutional Class of the Portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Performance history will be available for the Investor Class of the Portfolio after the Investor Class has been in operation for one calendar year.

                 GLOBAL EQUITY PORTFOLIO - INSTITUTIONAL CLASS

                        1997                     9.34
                        1998                     2.00
                        1999                    37.13
                        2000                     0.57
                        2001                   -15.46
                        2002                   -18.96
                        2003                    31.38
                        2004                     7.61

   The best calendar quarter return during the period shown above was 24.82% in the 4th quarter of 1999; the worst was -17.70% in the 3rd quarter of 1998. The year-to-date return as of June 30, 3005 was __%.

   The returns above are for Institutional Class of the Global Equity Portfolio, a class which is not available through this prospectus. The Investor Class of the Portfolio would have substantially similar returns to the Institutional Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Institutional Class's returns to the extent that the Investor Class has higher expenses.

   AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDED DECEMBER 31, 2004)
   -------------------------------------------------------------------------------------------------------------------
                                                            ONE YEAR    FIVE YEARS      SINCE PORTFOLIO'S INCEPTION(1)
   -------------------------------------------------------------------------------------------------------------------
   Global Equity Portfolio-Institutional Class
        Return Before Taxes                                 7.61%          -0.52%                5.04%
        Return After Taxes on Distributions(2)              7.62%          -1.00%                4.00%
        Return After Taxes on  Distributions                5.00%          -0.56%                3.92%
           and Sale of Fund Shares(2)
   -------------------------------------------------------------------------------------------------------------------
   MSCI All Country World Index(3)                         15.24%          -2.12%                5.78%
   -------------------------------------------------------------------------------------------------------------------
   Lipper Global Equity Fund Index(3)                      14.38%          -1.11%                6.42%
   -------------------------------------------------------------------------------------------------------------------
   (1) The Portfolio commenced operations on December 1, 1996, following a tax-free merger with Harding Loevner Global
       Equity LP. Prior to ____, 2005 the Institutional Class was the sole class of the Portfolio.

   (2) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

   (3) Returns for indices do not reflect deductions for fees or expenses. In the table above, the Portfolio's average annual total return for the periods shown is compared to (i) the MSCI All Country World Index, an index of global equity securities which includes all developed and emerging markets in the Morgan Stanley Capital
      International ("MSCI") universe of 49 countries and (ii) the Lipper Global Equity Fund Index, an index of global equity mutual funds compiled by Lipper Analytical Services, Inc.

   The returns above are for Institutional Class of the Global Equity Portfolio, a class which is not available through this prospectus. The Investor Class of the Portfolio would have substantially similar returns to the Institutional Class because the classes are invested in the same portfolio of securities. Investor Class's returns will be lower than Institutional Class's returns to the extent that the Investor Class has higher expenses.

o  PORTFOLIO FEES AND EXPENSES:
   This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Portfolio.

o SHAREHOLDER TRANSACTION EXPENSES (FEES THAT YOU PAY DIRECTLY FROM YOUR INVESTMENT):
   Except as set forth in the table below, there are no fees or sales loads charged to your account when you buy or sell Investor Class shares.

          -----------------------------------------
          Redemption Fee
          (as a percentage of
           amount redeemed)                  2.00%(1)
          -----------------------------------------


           ANNUAL CLASS OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
                          FROM INVESTOR CLASS ASSETS):

          -----------------------------------------
          Management Fee                     1.00%
          -----------------------------------------
          Distribution (12b-1) Fee           0.25%
          -----------------------------------------
          Other Expenses                     0.__%(2)
          -----------------------------------------
          TOTAL ANNUAL CLASS
          OPERATING EXPENSES                 1.43%(3)
          -----------------------------------------

(1) The redemption fee is assessed only on shares that are redeemed 90 days or less from the date they were purchased.

(2) This table and the example below reflect estimated expenses for the current fiscal year.

(3) Until further notice to shareholders, Harding Loevner has voluntarily agreed to cap the total annual class operating expenses at 1.25% (on an annualized basis) of the average daily net assets of the Portfolio.

o  EXAMPLE
   This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR            3 YEARS            5 YEARS          10 YEARS

         $----             $----              $----            $----

                    PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently has four separate diversified portfolios (each, a "Portfolio"), each of which has its own distinct investment objectives and policies. There is no assurance that a Portfolio will achieve its investment objective.

INVESTMENT PROCESS

Harding Loevner's investment process for the Portfolio is designed to identify quality companies as a first step before progressing to test whether the share price offers an investment opportunity. Harding Loevner reviews a broad universe of companies to determine whether they meet their four fundamental business criteria. Companies must be determined by Harding Loevner to (1) be well-managed, (2) be financially strong, (3) be experiencing growth and (4) possess competitive advantages. Harding Loevner believes that insights gained through the careful study of individual companies are more valuable than forecasts of aggregate stock market direction.

Harding Loevner devotes incrementally more resources as it goes deeper into the process of researching promising candidates. Harding Loevner's proprietary "QQ" is a system for evaluating 10 competitive and financial company characteristics. This framework facilitates comparisons across geographic and industry sectors and, together with management interviews, provides insight into a company's prospects and risk profile.

Once convinced of the quality of a company, Harding Loevner raises the intensity of monitoring and introduces valuation tests, which serve as aids to judgment rather than rigid decision-making tools. Harding Loevner's investment professionals participate as a team in Portfolio purchase and sale decisions.

Positions are sold or reduced when there is a breakdown in the investment thesis, unfavorable management action, a substantial overvaluation or identification of superior alternative investments.

The investment objective, policies and risks of the Portfolio are detailed below. Except as otherwise indicated, the Fund's Board of Directors may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the Portfolio. However, the Portfolio's investment objective is fundamental and may not be changed without a majority vote of the Portfolio's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the Portfolio (a "majority vote").

GLOBAL EQUITY PORTFOLIO

The Global Equity Portfolio's investment objective is to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

The Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, securities convertible into such common stocks (ADRs, GDRs and EDRs), closed-end investment companies (investment companies which invest in the types of securities in which the Portfolio would normally invest) , and rights and warrants issued by companies that are based both inside and outside the United States. This strategy is not fundamental, but should the Portfolio decide to change this strategy, it will provide shareholders with at least 60 days prior written notice.

The Portfolio will normally invest broadly in the available universe of equity securities of companies domiciled in at least 15 countries in the following groups: (1) Europe, including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom; (2) the Pacific Rim, including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore; (3) the United States and Canada; and (4) countries with "emerging markets," generally considered under the Morgan Stanley Capital International definition to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. At least 65% of total assets will be denominated in at least three currencies which may include the U.S. dollar. For purposes of compliance with this restriction, ADRs and EDRs will be considered to be denominated in the currency of the country where the securities underlying the ADRs and EDRs are traded.

Portfolio Turnover. Portfolio turnover will depend on factors such as volatility in the markets that the Portfolio invests in, or the variability of cash flows into and out of the Portfolio. Generally, portfolio turnover has been around [29]% since inception.

OTHER INVESTMENT STRATEGIES

The Portfolio also may each invest up to 20% of its assets in debt securities of domestic and foreign issuers, including such instruments as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes and variable rate notes and may invest in forward foreign currency exchange contracts, equity derivative securities such as options on common stocks and options, futures and options on futures on foreign common stock indices.

The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities which are rated below investment grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities judged to be of equivalent quality as determined by Harding Loevner.

Harding Loevner does not generally hedge foreign currency exposure, except on rare occasions when it has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Currency hedging is done through the use of forward contracts or options.

RISKS ASSOCIATED WITH THE PORTFOLIO'S INVESTMENT POLICIES AND TECHNIQUES

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment to decline are described below. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. Please note that there are other circumstances that are not described here which could cause the value of your investment to decline and which could prevent the Portfolio from achieving its investment objective.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of the Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a United States instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. The Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits against their United States income taxes if more than 50% of the Portfolio's total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored ADRs, EDRs and GDRs may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs, EDRs and GDRs. See also "Shareholder Information-Tax Considerations" below.

Emerging Markets Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices and currency valuations in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Derivatives and Hedging. The Portfolio uses derivative instruments (collectively, "Derivatives"), such as futures, for hedging purposes and to increase overall return for the Portfolio. These investment practices may entail certain risks.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent Harding Loevner's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in greater losses than if they had not been used. The Portfolio may purchase or sell options. The sale of put and call options could result in losses to the Portfolio, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio could create the possibility that losses on the Derivative will be greater than gains in the value of the Portfolio's position. The loss from investing in futures transactions that are unhedged or uncovered, is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent the Portfolio utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Portfolio's net asset value and possibly income. Additional information regarding the risks and special considerations associated with Derivatives appears in the Statement of Additional Information (the "SAI"), available by following the instructions at the back of this Prospectus.

OTHER RISKS

High Yield/High Risk Securities. The Portfolio may invest up to 20% of its total assets in convertible securities and debt securities rated lower than Baa by Moody's or BBB by S&P, or of equivalent quality as determined by Harding Loevner (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may invest up to 10% of its total assets in securities rated B or lower by Moody's or S&P, or of equivalent quality. The Portfolio may not invest in securities rated C by Moody's or D by S&P, or the equivalent, which may be in default with respect to payment of principal or interest.

Illiquid and Restricted Securities. The Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investments and include securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, the Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio's ability to dispose of particular securities and may limit the Portfolio's ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

Repurchase Agreements. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, the Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and might be difficult to resell.


                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Harding Loevner serves as investment adviser to the Fund. Subject to the direction and authority of the Fund's Board of Directors, Harding Loevner provides investment advisory services to the Portfolio pursuant to an Investment Advisory Agreement, dated October 14, 1996. Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio's investment objective, policies and restrictions. Harding Loevner also provides office space, equipment and personnel necessary to manage the Portfolio.

Harding Loevner, established in 1989, is a registered investment adviser that specializes in global investment management for private investors and institutions. As of June 30, 2005, Harding Loevner had approximately $1.5 billion in assets under management. Harding Loevner is located at 50 Division Street, Suite 401, Somerville, NJ 08876. Harding Loevner manages assets for several other registered investment companies. Harding Loevner bears the expense of providing the above services to the Portfolio. For its services, Harding Loevner receives an advisory fee from the Portfolio, as set forth in the table below.

          --------------------------------------------------------------------
                     PORTFOLIO         FEE (as a % of average daily net assets)
          --------------------------------------------------------------------
          Global Equity Portfolio                    1.00%
          --------------------------------------------------------------------

The advisory fee paid by the Portfolio is higher than that charged by most funds which invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Portfolio. Harding Loevner may make payments from its own resources to parties that provide recordkeeping, shareholder communication and other services under mutual fund supermarket and other programs. See also "Distribution of Fund Shares" below.

PORTFOLIO MANAGEMENT

Ferrill Roll, CFA, portfolio manager, director of HLM Holdings, Inc. and analyst, is a member of the investment committee and focuses on developed markets banks, diversified financials and insurance. He graduated from Stanford University in 1980 and has been with Harding Loevner since 1996.

Peter J. Baughan, CFA, portfolio manager and analyst, is a member of the investment committee and focuses on the media, software and services, tech hardware and equipment, telecom services and utilities sectors. Peter graduated from the University of North Carolina, Chapel Hill in 1983 and has been with Harding Loevner since 1997.

Mr. Roll and Mr. Baughan serve as the primary portfolio managers of the Global Equity Portfolio. Mr. Roll has held that position since January 2001. Mr. Baughan has held that position since February 2003. Messrs. Roll and Baughan share responsibility equally.

Additional information regarding the portfolio managers' compensation, management of other funds and ownership of the Harding, Loevner Funds, Inc. can be found in the SAI.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures regarding disclosure of the Fund's portfolio securities is available in the SAI. A complete list of the Portfolios' holdings is also published on Harding Loevner's website on a quarterly basis, as of the date of the last day of the previous calendar quarter.

                             SHAREHOLDER INFORMATION

DETERMINATION OF NET ASSET VALUE

The "net asset value" per share of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern Standard Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a "Business Day"). The Portfolio determines its net asset value per share by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the portion of the Portfolio's investments attributable to the Investor Class and other assets and dividing the result by the total issued and outstanding shares of the Portfolio.

The foreign securities in the Portfolio may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio may change on days when shareholders will not be able to buy or sell their shares.

For purposes of calculating the Portfolio's net asset value, securities are valued as follows:

    o all portfolio securities listed on the Nasdaq Stock Market ("NASDAQ") and for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP issued immediately after the close of trading on NASDAQ (or, if the NOCP is corrected, at the last corrected NOCP issued on or before at 5:15 PM Eastern Time), or if the NOCP is not available, at the highest closing bid price published;
    o all portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at their last sale price, or if there are no trades, at the latest bid price;
    o deposits and repurchase agreements are valued at their cost plus accrued interest unless Harding Loevner determines in good faith, under procedures established by and under the general supervision of the Fund's Board of Directors, that such value does not approximate the fair value of such assets;
    o U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange, or if there are no trades, at the mean between the latest bid and asked prices;
    o Non-U.S. securities listed or traded on an exchange are valued at their last sale price on that exchange on the current day, or if there are no trades on that day, at the most recent sale price available on that exchange;
    o securities that are traded both in the OTC market and on a stock exchange will be valued according to the broadest and most representative market;
    o corporate bonds, municipal bonds and foreign bonds are valued at the latest bid price;
    o short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument;
    o the value of other assets for which market quotations are not readily available will be determined in good faith by Harding Loevner at fair value under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund has implemented fair value pricing on a daily basis for all foreign equity securities held by the Portfolio. The fair value pricing utilizes quantitative models developed by an independent pricing service unless Harding Loevner determines that use of another fair valuation methodology is appropriate. Use of fair value pricing could cause the Portfolio to value securities higher or lower than a fund that uses market quotations, which could cause the net asset value per share to differ significantly from the net asset value per share that would have been calculated using current market value. The use of fair value pricing could decrease the opportunities for persons to engage in market arbitrage; and
    o quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at the mean price.

PURCHASE AND REDEMPTION OF SHARES

PURCHASES. There is no sales charge imposed by the Fund. The minimum initial investment in the Investor Class of the Portfolio is $25,000; additional purchases or redemptions may be of any amount. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The Portfolio reserves the right to waive the minimum initial investment.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker's authorized designee will be priced at the net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee. With respect to purchases of Portfolio shares through certain brokers: 1) a broker may charge transaction fees, 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Portfolio.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made on any Business Day. The Portfolio offers shares at a public offering price equal to the net asset value next determined after receipt of a purchase order.

You may purchase shares of the Portfolio utilizing the following methods:

WIRE TRANSFER: Purchases of shares may be made by wire transfer of Federal funds. Quasar Distributors, LLC ("Quasar") serves as exclusive distributor of shares of Portfolio. Share purchase orders are effective on the date when Quasar receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with Investors Bank & Trust Company (the "Transfer Agent") as set forth below. The shareholder's bank may impose a charge to execute the wire transfer. The wiring instructions are:

                   INVESTORS BANK & TRUST COMPANY, BOSTON, MA
                                ABA#: 011-001-438
                      ACCOUNT NAME: HLF - PURCHASE ACCOUNT
                              ACCOUNT #: 933333333
  REFERENCE: HARDING, LOEVNER FUNDS, INC. - (DESIGNATE THE PORTFOLIO AND CLASS)

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent at 1-877-435-8105 as soon as possible, but no later than 4:00 p.m. Eastern Standard Time, to inform the Fund of the incoming wire transfer and clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received.

CHECK: A check used to purchase shares in the Portfolio must be payable to the Portfolio, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV determined three business days after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for Portfolio purchases should be sent to the Fund's Transfer Agent at:

REGULAR MAIL:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA 02117-0642

OVERNIGHT DELIVERY:

INVESTORS BANK & TRUST COMPANY
ATTN: HARDING, LOEVNER FUNDS, INC.
200 CLARENDON ST., OPS 22
BOSTON, MA  02116

The Fund reserves the right in its sole discretion (i) to suspend or modify the offering of the Portfolio's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

REDEMPTIONS. The Fund will redeem all full and fractional shares of the Portfolio upon request of shareholders. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. Eastern Standard Time) on any Business Day, the redemption will be effective on the date of receipt. Payment will be made by wire within one to seven days from the date of receipt. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off times, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive, on its behalf, redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund's behalf. The Portfolio will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker's authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker's authorized designee will be priced at the Portfolio's net asset value next computed after they are received in good order by an authorized broker or the broker's authorized designee.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the Fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's NAV. In particular, the Portfolio may be subject to "time zone arbitrage," i.e. trading by investors seeking to take advantage of price movements or other events in a foreign market that could affect the NAV of the Portfolios. Accordingly, the Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the policy of the Fund to discourage frequent purchases and redemptions of Fund shares by Fund shareholders and the Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund may also use fair value pricing of securities to discourage frequent purchases and redemptions of Fund shares.

A redemption fee of 2% of the value of the shares redeemed will be imposed on shares of the Portfolio redeemed 90 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Portfolio or, to the extent that short-term trading occurs, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee does not apply to 401(k) or 403(b) accounts, certain retirement plans and accounts affiliated with selected wealth management programs that can demonstrate to Harding Loevner that they have adequate policies and procedures in place to deter market timing activity. The redemption fee will be paid to the Portfolio. The Fund has also adopted fair value pricing policies designed to reduce risk of market timing. While the Fund is committed to preventing market timing and disruptive short-term trading in the Portfolio, there is no guarantee that the Fund or its agents will be able to detect all instances of market timing and short-term trading.

Other than the redemption fee assessed on short-term trading, as described above, there is no charge imposed by the Fund to redeem shares of the Fund; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount such shareholder has invested in the Fund. When a shareholder's account balance falls below b[$25,000b] due to redemption, a Portfolio may close the account. Such shareholders will be notified if the minimum account balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number. Shares that are redeemed prior to the record date do not receive dividends.

Certain requests or changes must be made in writing to Investors Bank and include a signature guaranteed by a national bank which is a member firm of any national or regional securities exchange (a "Signature Guarantee"). If the guarantor institution belongs to a Medallion Signature Program, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

    o  wishes to sell more than $100,000 worth of shares;
    o  wishes to change its authorized agent;
    o  wishes to change the address of record;
    o  wishes to change the account designated to receive redemption proceeds;
    o requests that a check be mailed to a different address than the record address; or
    o requests that redemption proceeds be paid to someone other than the account owner.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at 1-877-435-8105. Telephone redemption is made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If either the Fund or the Transfer Agent does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

EXCHANGE PRIVILEGE. Investor Class shares may be exchanged for other Investor Class or Emerging Markets Portfolio shares based on the respective net asset values of the shares involved in the exchange, assuming that shareholders wishing to exchange shares reside in states where these mutual funds are qualified for sale. The applicable Class or Portfolio's minimum purchase amounts would still apply. An exchange order is treated the same as a redemption (on which any taxable gain or loss may be realized) followed by a purchase. Investors who wish to make exchange requests should telephone the Transfer Agent (toll-free) at 1-877-435-8105.

DIVIDENDS

The Portfolio will declare and pay a dividend from its net investment income, and distributions from its realized net short-term and net long-term capital gains, if any, at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such dividends and distributions, short-term or long-term capital gains in additional shares of the Portfolio at the net asset value on the ex-date of the dividends or distributions.

TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law.

FEDERAL INCOME TAXES. The Portfolio intends to distribute all of its taxable income by automatically reinvesting such amount in additional shares of the Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form, to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by the Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of the Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES. The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Distributions of the Portfolio which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Portfolio.

SHAREHOLDER INQUIRIES

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o Investors Bank & Trust, P.O. Box 642, Boston, Massachusetts 02117-0642 or by calling the Fund (toll-free) at 1-877-435-8105.

                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") between the Fund and Quasar. No fees are payable by the Fund pursuant to the Distribution Agreement.

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets," under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the economies of scale associated with these intermediaries' holding their customers' shares in a single account with the Fund's transfer agent, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary for providing sub-accounting and related shareholder services (subject to the voluntary expense cap); the balance of the intermediaries' fees are paid by Harding Loevner. Because of Harding Loevner's voluntary cap on the Fund's fees and expenses, Harding Loevner paid a portion or all of the Portfolio's share of these fees during the year ended October 31, 2004. The Fund may enter into additional similar arrangements in the future. Further information concerning these arrangements is included in the SAI.

Class Expenses and Distribution Plan. Investor Class shares are subject to a 12b-1 (Distribution) fee of up to 0.25% of average net assets.

The Board of Directors has approved a Distribution Plan with respect to the Investor Class shares. Under the Distribution Plan, the Distributor is entitled to receive a fee (as set forth above) which the Distributor may in turn remit to and allocate among selected dealers and others (each, an "Agent") as compensation attributable to the assets contributed to the Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Investor Class assets on an ongoing basis, over time the costs of investing in Investor Class shares may cost more than paying other types of sales charges.

              AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE FUND

The SAI, dated ____, 2005, containing additional information about the Fund, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In the Fund's semi-annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the first two fiscal quarters of the fiscal year.

The SAI and the Fund's annual and semi-annual reports are available upon request, free of charge, by calling (toll-free) 1-877-435-8105, or by writing to the following address:

HARDING, LOEVNER FUNDS, INC.
C/O INVESTORS BANK & TRUST COMPANY
P.O. BOX 642
BOSTON, MA  02117-0642

The SAI and the Fund's annual and semi-annual reports are also available free of charge on Harding Loevner's Internet site at http://www.hardingloevner.com.

Information about the Fund (including the SAI and the Fund's annual and semi-annual reports) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are also available on the EDGAR database on the Commission's Internet site at http://www.sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted.

                                                          Investment Company Act
                                                            file number 811-7739

                       STATEMENT OF ADDITIONAL INFORMATION

                          HARDING, LOEVNER FUNDS, INC.


                         INTERNATIONAL EQUITY PORTFOLIO
                    (Institutional Class and Investor Class)
                             GLOBAL EQUITY PORTFOLIO
                    (Institutional Class and Investor Class)
                           EMERGING MARKETS PORTFOLIO
                    INSTITUTIONAL EMERGING MARKETS PORTFOLIO

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectuses (the "Prospectuses") of the Fund. The current Prospectuses for the Institutional Classes of the International Equity Portfolio and Global Equity Portfolio and the Institutional Emerging Markets Portfolio; the Investor Class of the International Equity Portfolio and the Emerging Markets Portfolio; and the Investor Class of the Global Equity Portfolio are dated August 3, 2005, have been filed with the Securities and Exchange Commission (the "SEC") and can be obtained, without charge, by writing to Harding, Loevner Funds, Inc. at P.O. Box 642, Boston, Massachusetts 02117, or by calling the Fund toll-free at 1-877-435-8105. This Statement of Additional Information incorporates the Prospectuses and the Financial Statements from the Portfolios' most recent Annual Reports by reference.


                                 AUGUST 3, 2005

                                TABLE OF CONTENTS
                                                                           Page
Organization of the Fund ...............................................      3

Supplemental Investment Techniques .....................................      3

Discussion of Supplemental Risks .......................................      9

Investment Restrictions ................................................     11

Management of the Fund .................................................     13

Codes of Ethics ........................................................     16

Proxy Voting Policies and Procedures ...................................     16

Control Persons and Principal Holders of Securities ....................     17

Investment Adviser .....................................................     18

Distribution of Fund Shares ............................................     21

Administrator ..........................................................     21

Portfolio Transactions .................................................     22

Capital Stock Information ..............................................     23

Net Asset Value ........................................................     23

Tax Considerations .....................................................     24

Shareholder Information ................................................     27

Transfer Agent .........................................................     28

Custodian ..............................................................     28

Independent Registered Public Accounting Firm ..........................     28

Counsel ................................................................     28

Financial Statements ...................................................     28

Appendix - Ratings Descriptions ........................................     29

Appendix - Proxy Voting Policies and Procedures ........................     32

                            ORGANIZATION OF THE FUND


Harding, Loevner Funds, Inc. (the "Fund") is a no-load, open-end management investment company established as a Maryland corporation on July 31, 1996. Harding, Loevner Management, L.P. ("Harding Loevner") serves as investment adviser to the Fund. The Fund currently has four separate diversified portfolios, each of which has distinct investment objectives and policies. There is no sales charge for purchase of shares. Shares of each Portfolio may be purchased through Quasar Distributors, LLC ("Quasar"), the Fund's distributor. The minimum initial investment in the Institutional Class of the International Equity Portfolio and the Global Equity Portfolio is $100,000; the minimum initial investment in the Institutional Emerging Markets Portfolio is $5,000,000; and the minimum initial investment in the Investor Class of the International Equity Portfolio and the Global Equity Portfolio and in the Emerging Markets Portfolio is $25,000. Additional investments or redemptions may be of any amount.

                       SUPPLEMENTAL INVESTMENT TECHNIQUES

Information concerning the Portfolios' supplemental investment techniques is set forth below.

Zero Coupon and Discount Debt Securities. The Emerging Markets Portfolio and the Institutional Emerging Markets Portfolio may invest in zero coupon securities and convertible debt or other debt securities acquired at a discount. A portion of each Portfolio's sovereign debt securities may be acquired at a discount. The Portfolios will purchase such securities only to the extent consistent with each Portfolio's investment objectives.


Foreign Governments and International and Supranational Agency Securities. The Portfolios may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

Convertible Securities. The Portfolios may invest in convertible preferred and debt securities which are securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible fixed income securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


Foreign Currency Transactions. The Portfolios do not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. Each Portfolio will segregate cash or liquid portfolio securities in an amount at all times equal to or exceeding its commitment with respect to contracts that are not part of a designated hedge.


U.S. Treasury and other U.S. Government and Government Agency Securities. Each Portfolio may purchase securities issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States ("U.S. Government Securities"). Each Portfolio also may purchase securities issued by a U.S. Government-sponsored enterprise or federal agency that is supported either by its ability to borrow from the U.S. Treasury (e.g., Sallie Mae) or by its own credit standing (e.g., Fannie Mae). U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as Sallie Mae, Fannie Mae and Freddie Mac. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.


Inflation-Indexed Securities. Each Portfolio may invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department's "inflation-protection" issues ("TIP"). The initial issues of TIPs are ten-year notes which are issued quarterly. Other maturities will be added at a later date. The principal of TIP securities is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers ("CPI-U"). These securities may also be eligible for coupon stripping under the U.S. Treasury "STRIPS" program.


Corporate Debt Instruments. Each Portfolio may purchase commercial paper, short-term notes and other obligations of U.S. and foreign corporate issuers meeting the Portfolio's credit quality standards (including variable rate notes). Other than the allowable 20% of a Portfolio's total assets invested in below-investment grade convertible and other debt securities, all investments in corporate debt instruments will be rated at least "BBB" or "A-1" (in the case of commercial paper) by Standard & Poor's Rating Service ("S&P"), "Baa" or "P-1" (in the case of commercial paper) by Moody's Investors Service, Inc. ("Moody's"), or of comparable quality as determined by Harding Loevner.

Bank Obligations. The Fund limits its investments in U.S. (domestic) bank obligations to obligations of U.S. banks that in Harding Loevner's opinion meet sufficient creditworthiness criteria. Domestic bank obligations are defined as instruments issued by: U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks; and foreign branches of U.S. banks. However, Harding Loevner must determine that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the U.S. parent bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments. The Fund limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of Harding Loevner, are of an investment quality comparable to obligations of U.S. banks in which each Portfolio may invest. Each Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers' acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes and custodial receipts. Other than the allowable 20% of a Portfolio's total assets invested in below-investment grade convertible and other debt securities, all investments in bank obligations will be rated "A" by Thomson Bankwatch or similarly rated by Fitch IBCA, Inc., or of comparable quality as determined by Harding Loevner.

Brady Bonds. Each Portfolio, subject to limitations, may invest in "Brady Bonds," which are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness under a plan announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.

Each Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Brady Bonds which have been issued to date are rated BB or B by S&P or Ba or B by Moody's or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by Harding Loevner to be of comparable quality.

Derivatives. A Derivative is a financial instrument, traded on or off an exchange, the price of which is directly dependent upon the value of one or more underlying securities commodities, other derivative instruments or any agreed-upon pricing index or arrangement. The Portfolios are authorized to use the Derivatives described below to hedge broad or specific market movements, or to seek to increase the Portfolios' income or gains. The Portfolios may purchase and sell (or write) exchange-listed and over-the-counter ("OTC") put and call options on securities, financial futures contracts, equity indices and other financial instruments and enter into financial futures contracts.

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities market movements to protect the Portfolio's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Portfolio's income or gain. The Portfolios may use any or all types of Derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any Derivatives will be a function of numerous variables, including market conditions. The ability of a Portfolio to utilize Derivatives successfully will depend on, in addition to the factors described above, Harding Loevner's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio's securities. The Portfolios are not "commodity pools" (i.e., pooled investment vehicles which trade in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")). The use of certain Derivatives will require that the Portfolio segregate cash, liquid high grade debt obligations or other assets to the extent the Portfolio's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument.

Futures Contracts. The Portfolios may use stock index futures contracts ("futures contracts") as a hedge against the effects of changes in the market value of the stocks comprising the relevant index. In managing its cash flows, a Portfolio may also use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement to purchase or sell a specified amount of designated securities for a set price at a specified future time. At the time the Portfolio enters into a futures transaction, it is required to make a performance deposit ("initial margin") of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually marked to market. The Portfolios will segregate cash, U.S. Government securities or other liquid obligations in an amount sufficient to meet its obligations under these transactions.

If the Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset in whole or in part, by a loss on the futures contract. If instead the Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., purchases and redemptions of Portfolio shares). Under normal market conditions, futures contracts positions may be closed out on a daily basis.

U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolios may also enter into futures contracts that are based on securities that would be eligible investments for the Portfolios. The Portfolios may enter into contracts that are denominated in currencies other than the U.S. dollar.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, a Portfolio must allocate in cash or securities, an initial margin. Initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of a "variation margin" generally will be required, a process known as "marking to the market." Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value from the preceding day.

Stock Index Options. The Portfolios may purchase or sell options on stock indices on U.S. and foreign exchanges or in the over-the-counter markets. An option on a stock index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolios will segregate cash or other liquid portfolio securities in an amount sufficient to meet its obligations under these transactions.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date. Repurchase agreements will generally be restricted to those that mature within seven days. Securities subject to repurchase agreements will be held by the Company's custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. The Portfolios will engage in such transactions with parties selected on the basis of such party's creditworthiness and will enter into repurchase agreements only with financial institutions which are deemed by Harding Loevner to be in good financial standing. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. The Fund will maintain for each Portfolio a segregated custodial account containing cash or other appropriate liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase, including accrued interest, and will subsequently monitor the account to ensure such equivalent value is maintained until payment is made. Reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolios will engage in such transactions with parties selected on the basis of such party's creditworthiness. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Portfolio may decline below the price of the securities at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements create leverage, a speculative factor, and will be considered as borrowings for the purposes of limitations on borrowings.

Warrants. The Portfolios may invest up to 10% of the value of their total assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued Securities. The Portfolios may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolios will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable.

When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will maintain in a segregated account cash and liquid, unencumbered securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Portfolio will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Borrowing. Each Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests, (ii) a Portfolio fails to receive transmitted funds from a shareholder on a timely basis, (iii) the custodian of the Fund fails to complete delivery of securities sold or (iv) a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements. See "Investment Restrictions."

Securities Lending. Each Portfolio is authorized to lend securities from its investment portfolios, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government Securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives the income on the loaned securities and a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, a Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board of Directors and are deemed by Harding Loevner to be of good financial standing. A Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with each Portfolio's investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.

Foreign Currency Hedging. The Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts primarily to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. The Portfolios may at times hedge all or some portion of their currency exchange risk. Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances a Portfolio will employ any of the techniques or strategies described below and in the section of the Prospectus entitled "Descriptions of Investments." A Portfolio's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal tax requirements applicable to regulated investment companies (see "Tax Considerations").

Forward Contracts. Sale of currency for dollars under a forward contract establishes a price for the currency in dollars. Such a sale insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

The Portfolios may use forward contracts to insulate existing security positions against exchange rate movement ("position hedges") or to insulate proposed transactions against such movement ("transaction hedges"). For example, to establish a position hedge, a forward contract on a foreign currency might be sold to protect against the decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.

Options on Foreign Currencies. The Portfolios may purchase and sell (i.e., write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of their portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that they intend to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.


Options on Futures Contracts. The Portfolios may purchase or sell options on futures contracts as an alternative to buying or selling futures contracts. Options on futures contracts are similar to options on the security underlying the futures contracts except that options on stock index futures contracts give the purchaser the right to assume a position at a specified price in a stock index futures contract at any time during the life of the option. The Portfolios will segregate cash, U.S. Government securities or other liquid obligations in an amount sufficient to meet its obligations under these transactions.


Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Portfolios will enter into futures and options on futures contracts for bona fide hedging purposes or other appropriate investment purposes as permitted by CFTC regulations, which permit principals of an investment company registered under the Commodity Exchange Act to engage in such transactions without registering as commodity pool operators.

Illiquid Securities. Although each of the Portfolios may invest up to 15% of the value of its net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. All repurchase agreements and time deposits maturing in more than seven days are treated as illiquid assets. A Portfolio also may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. Not all Rule 144A securities can be deemed liquid; Harding Loevner will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

                        DISCUSSION OF SUPPLEMENTAL RISKS

Information concerning risks associated with certain of the Portfolios' investments is set forth below.

Creditworthiness. In general, certain obligations which the Portfolios may invest in are subject to credit risks such as the loss of credit ratings or possible default. After purchase by a Portfolio of the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Portfolio. However, Harding Loevner will consider such event in its determination of whether a Portfolio should hold the security. To the extent that the ratings given by S&P or Moody's may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

Foreign Bank Obligations. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks generally are not subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.

High Yield/High Risk Debt Securities. Each Portfolio may invest up to 20% of its assets in convertible securities and debt securities which are rated below investment-grade. Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories, and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities. See "Ratings Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities and costs. Prices for below investment-grade securities may also be affected by legislative and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Harding Loevner not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on Harding Loevner's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Harding Loevner will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Foreign Currency Hedging. The success of currency hedging will depend on the ability of Harding Loevner to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will cause poorer Portfolio performance than would otherwise be the case. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect.

Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so contract positions are likely to be approximate hedges, rather than perfect hedges.

The cost to a Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period, and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, Harding Loevner may not be able to purchase forward contracts with respect to all of the foreign currencies in which a Portfolio's securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, as will usually be the case, the Portfolio generally will be exposed to the credit risk of its counterparty. If the Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Futures Contracts. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to: (1) investors' obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than entering into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market or foreign exchange rate trends still may not result in a successful transaction.

Although the Fund believes that the use of such contracts and options thereon will benefit the Portfolios, if predictions about the general direction of securities market movements or foreign exchange rates are incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Foreign Currency. As in the case of other types of options, the benefit to a Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require them to forego a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may write options on foreign currencies for hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Futures Contracts. The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in Harding Loevner's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not result in a loss.

                             INVESTMENT RESTRICTIONS

Fundamental. The following fundamental investment restrictions apply to each Portfolio and may be changed with respect to a particular Portfolio only by the majority vote of that Portfolio's outstanding shares (which for this purpose and under the Investment Company Act of 1940, as amended (the "1940 Act"), means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Accordingly, no Portfolio may:

(a) invest more than 5% of its total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets;

(b) invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies or instrumentalities. Finance companies as a group are not considered a single industry for purposes of this policy;

(c) borrow money, except through reverse repurchase agreements or from a bank for temporary or emergency purposes in an amount not exceeding one third of the value of its total assets nor will the Portfolios borrow for leveraging purposes. In addition, although not a fundamental policy, the Portfolios will repay any money borrowed before any additional portfolio securities are purchased. See number (1) below for a further description regarding reverse repurchase agreements;

(d) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate and securities of companies that deal in real estate or mortgages) or real estate limited partnerships, or purchase or sell physical commodities or contracts relating to physical commodities; or


(e) purchase or retain the securities of any open-end investment companies (this policy does not apply to Institutional Emerging Markets Portfolio).


The above percentage limits are based upon current asset values at the time of the applicable transaction; accordingly, except for the fundamental investment restriction on borrowing to which this condition does not apply, a subsequent change in asset or security values will not affect a transaction which was in compliance with the investment restrictions at the time such transaction was effected.

SUPPLEMENTAL. In addition, none of the Portfolios may:

(1) issue senior securities (other than with respect to borrowing through the use of reverse repurchase agreements or from a bank for temporary or emergency purposes as set forth in the Prospectus under "Investment Restrictions.");

(2) make loans, except (a) through the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities, or (c) by lending securities to other parties, provided that no securities loan may be made, if, as a result, more than 33 1/3% of the value of its total assets would be lent to other parties;

(3) underwrite securities of other issuers;

(4) invest in companies for the purpose of exercising control or management;

(5) invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases; or

(6) invest more than 10% of its total assets in warrants.

Whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and limitations.

Each Portfolio's investment objectives and other investment policies not designated as fundamental in this Statement of Additional Information are non-fundamental and may be changed at any time by action of the Board of Directors. Although a non-fundamental policy, each Portfolio may not purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                             MANAGEMENT OF THE FUND

Overall responsibility for management and supervision of the Fund rests with the Board of Directors. The Directors approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund.

The Director who is an "Interested Person" of the Fund for purposes of the 1940 Act is listed below together with his positions with the Fund, a brief statement of his principal occupation during the past five years and any other directorships held:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                              TERM OF                                       PORTFOLIOS IN
                                              OFFICE AND                                    FUND COMPLEX
                               POSITION       LENGTH OF       PRINCIPAL OCCUPATION          OVERSEEN BY
NAME, ADDRESS AND AGE          WITH THE FUND  TIME SERVED     DURING PAST FIVE YEARS        DIRECTOR          OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
David R. Loevner*              Director,      Indefinite;     Harding, Loevner                     4          None
Harding, Loevner               President      Director,       Management, L.P., President
Management, L.P.               and Chairman   President and   and CEO, 7/89 - present.
50 Division Street,            of the Board   Chairman of
Suite 401                                     the Board
Somerville, NJ 08876                          since 1996
Age, [50]
-----------------------------------------------------------------------------------------------------------------------------------

* David R. Loevner is an interested person of the Fund because he serves as President and CEO of Harding, Loevner Management,
  L.P., the Fund's investment adviser.

Each Director who is not an "Interested Person" of the Fund for purposes of the 1940 Act is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                              TERM OF                                       PORTFOLIOS IN
                                              OFFICE AND                                    FUND COMPLEX
                               POSITION       LENGTH OF       PRINCIPAL OCCUPATION          OVERSEEN BY
NAME, ADDRESS AND AGE          WITH THE FUND  TIME SERVED     DURING PAST FIVE YEARS        DIRECTOR          OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
R. Kelly Doherty               Director       Indefinite;     Cayman Partners (private             4          Cyota Inc.; L.P.
41 Post Road                                  Director        investment vehicle),                            Thebault & Co.; The
Bernardsville, NJ 07924                       since 2004      Investor, 1/99 - present.                       Peck School
Age, [46]
-----------------------------------------------------------------------------------------------------------------------------------
Jane A. Freeman                Director       Indefinite;     Scientific Learning                  4          None
c/o Scientific Learning                       Director        Corporation (Education
300 Frank Ogawa Plaza                         since 1996      Software), Chief Financial
Oakland, CA 94612                                             Officer and Senior Vice
Age, [51]                                                     President, 1/00 - present;
                                                              Treasurer and Vice
                                                              President, Finance &
                                                              Business Development, 9/99
                                                              - 1/00.
-----------------------------------------------------------------------------------------------------------------------------------
Samuel R. Karetsky             Director       Indefinite;     The Karetsky Group LLC               4          None
900 Third Avenue, 26th Fl.                    Director        (Advisory Firm), 1/03
New York, NY 10022                            since 1998      -present; Wetherby Asset
Age, [59]                                                     Management, 2004 - present;
                                                              European Investors Inc.,
                                                              Managing Director, 11/98
                                                              -12/02.
-----------------------------------------------------------------------------------------------------------------------------------
Carl W. Schafer                Director       Indefinite;     The Atlantic Foundation              4          Frontier Oil Corp.;
66 Witherspoon Street                         Director        (Charitable Foundation),                        Labor Ready, Inc.;
Princeton, NJ  08542                          since 1996      President, 1990-present.                        UBS Mutual Funds;
Age, [69]                                                                                                     Guardian Life Mutual
                                                                                                              Funds; European
                                                                                                              Investors REIT
                                                                                                              Mutual Fund.

-----------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark               Director       Indefinite;     The Woodrow Wilson National          4          Princeton Healthcare
66 Greenway Terrace                           Director        Fellowship Foundation,                          System; American Red
Princeton, NJ 08540                           since 2004      Treasurer, 8/04 - present;                      Cross of Central New
Age, [70]                                                     Wellesley College, Interim                      Jersey
                                                              Vice President of Finance
                                                              and Treasurer, 10/03 -6/04;
                                                              Princeton University,
                                                              Treasurer, 1987-2001
-----------------------------------------------------------------------------------------------------------------------------------


Each Director who is not an "Interested Person" of the Fund for purposes of the 1940 Act serves on the Audit Committee of the
Fund. The function of the Audit Committee is to (i) oversee the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof, and (iii) act as a liaison between the Fund's independent registered public accounting firm and the full Board. The Audit Committee met twice during the fiscal year ended
October 31, 2004.

The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws. The Committee consists of all the members of the Audit Committee. The Qualified Legal Compliance Committee did not hold any meetings during the fiscal year ended
October 31, 2004.

At this time, Harding Loevner does not have a policy regarding the consideration of any director candidates recommended by shareholders. The need for additional Board members occurs infrequently, but when the addition of a new Director is considered desirable, the Independent Directors shall review potential candidates and make recommendations to the full Board regarding suitable nominees.

The Officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Fund:


----------------------------------------------------------------------------------------------------------
                                                         TERM OF OFFICE
                                        POSITION WITH    AND LENGTH OF     PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                   THE FUND         TIME SERVED       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
Susan C. Mosher                         Secretary  and   1 year;           Investors Bank & Trust
Investors Bank & Trust Company          Chief            Secretary since   Company, Senior Director and
200 Clarendon Street                    Compliance       1999; Chief       Senior Counsel 1/01-present;
Boston, MA 02116                        Officer          Compliance        Director and Counsel
Age, [50]                                                Officer since     8/95-12/00.
                                                         2004
----------------------------------------------------------------------------------------------------------
Brendan J. O'Neill                      Assistant        1 year;           Investors Bank & Trust
Investors Bank & Trust Company          Treasurer        Assistant         Company, Director 1/05 -
200 Clarendon Street                                     Treasurer since   present; Senior Manager,
Boston, MA 02116                                         2004              11/02 - 12/04; Manager 7/00 -
Age, [36]                                                                  10/02
----------------------------------------------------------------------------------------------------------
Richard Reiter                          Treasurer and    1 year;           Harding, Loevner Management,
Harding, Loevner Management, L.P.       Chief            Treasurer and     L.P., Portfolio Manager 1/01
50 Division Street, Suite 401           Financial        Chief Financial   - present; Product
Somerville, NJ 08876                    Officer          Officer since     Information Manager, 4/96 -
Age, [39]                                                2002              12/00.
----------------------------------------------------------------------------------------------------------
Patrice Singleton                       Vice President   1 year;           Harding, Loevner Management,
Harding, Loevner Management, L.P.                        Vice President    L.P., Director and Chief
50 Division Street, Suite 401                            since 2002        Compliance Officer,
Somerville, NJ 08876                                                       7/94-present.
Age, [52]
----------------------------------------------------------------------------------------------------------
Sandra Madden                           Assistant        1 year;           Senior Associate Counsel,
Investors Bank & Trust Company          Secretary        Assistant         Mutual Fund Administration-
200 Clarendon Street                                     Secretary since   Legal Administration,
Boston, MA 02116                                         2005              1999-present; Associate,
Age, [38]                                                                  Scudder Kemper Investments,
                                                                           Inc., 1996-1999
----------------------------------------------------------------------------------------------------------


There is no family relationship between any of the Directors or officers listed above.

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Fund's
Portfolios as of December 31, 2004.

-------------------------------------------------------------------------------------------------------------
                                                                              AGGREGATE DOLLAR RANGE OF
                                                                              EQUITY SECURITIES IN ALL
                                                                              REGISTERED INVESTMENT
                                           DOLLAR RANGE OF                    COMPANIES OVERSEEN BY
                                          EQUITY SECURITIES                   DIRECTOR IN FAMILY OF
   NAME OF DIRECTOR                          IN THE FUND                      INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------

David R. Loevner         International Equity Portfolio:  over $100,000
                         Global Equity Portfolio: over $100,000                       over $100,000
                         Emerging Markets Portfolio: over $100,000
-------------------------------------------------------------------------------------------------------------
R. Kelly Doherty International Equity Portfolio: over $100,000
                         Global Equity Portfolio: None                                over $100,000
                         Emerging Markets Portfolio: over $100,000
-------------------------------------------------------------------------------------------------------------
Jane A. Freeman          International Equity Portfolio: None
                         Global Equity Portfolio: over $100,000                       over $100,000
                         Emerging Markets Portfolio: $50,001 to $100,000
-------------------------------------------------------------------------------------------------------------
Samuel R. Karetsky       International Equity Portfolio:  over $100,000
                         Global Equity Portfolio: over $100,000                       over $100,000
                         Emerging Markets Portfolio: over $100,000
-------------------------------------------------------------------------------------------------------------
Carl W. Schafer                                 None                                       None
-------------------------------------------------------------------------------------------------------------
Raymond J. Clark                                None                                       None
-------------------------------------------------------------------------------------------------------------


The investment advisory agreements were initially approved for each Portfolio by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"). The investment advisory agreement for the Global Equity, International Equity and Emerging Markets Portfolios were initially approved on October 14, 1996. The investment advisory agreement was most recently approved by a majority of the non-interested Directors on September 13, 2004. The investment advisory agreement for the Institutional Emerging Markets Portfolio was approved on March 23, 2005. In making the determination to approve the investment advisory agreement, the Board considered the capability of the Adviser to provide advisory services, the reasonableness of the advisory fees in relation to the services provided and the advisory fees paid by other comparable mutual funds. The Board also considered the profitability to the Adviser, economies of scale and comparative performance of similar mutual funds. Based on these considerations, the Board concluded that the terms of the investment advisory agreement were fair and reasonable with respect to the Fund, were in the best interests of the Fund's shareholders, and were similar to those which could have been obtained through arm's length negotiations.

No employee of Harding Loevner or Investors Bank & Trust Company ("Investors Bank") receives any compensation from the Fund for acting as an officer or Director of the Fund. The Fund pays each Director who is not a director, officer or employee of Harding Loevner, Investors Bank, or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the non-interested Directors receives an annual retainer of $10,000 which is paid in quarterly installments at the end of each quarter. Directors and officers of the Fund collectively owned less than [2]% of each Portfolio's outstanding shares as of ________, 2005.


By virtue of the responsibilities assumed by Harding Loevner, Investors Bank and Quasar and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

                               DIRECTOR'S COMPENSATION EARNED DURING FISCAL YEAR ENDED OCTOBER 31, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                 PENSION OR         ESTIMATED     TOTAL COMPENSATION
                                                            RETIREMENT BENEFITS       ANNUAL      FROM FUND AND FUND
                                  AGGREGATE COMPENSATION     ACCRUED AS PART OF   BENEFITS UPON     COMPLEX PAID TO
           DIRECTOR                      FROM FUND            FUND'S EXPENSES       RETIREMENT         DIRECTORS
----------------------------------------------------------------------------------------------------------------------
David R. Loevner                            $0                       $0                 $0                $0
----------------------------------------------------------------------------------------------------------------------
R. Kelly Doherty                          $16,000                    $0                 $0              $16,000
----------------------------------------------------------------------------------------------------------------------
Jane A. Freeman                           $17,000                    $0                 $0              $17,000
----------------------------------------------------------------------------------------------------------------------
Samuel R. Karetsky                        $17,000                    $0                 $0              $17,000
----------------------------------------------------------------------------------------------------------------------
Carl W. Schafer                           $17,000                    $0                 $0              $17,000
----------------------------------------------------------------------------------------------------------------------
Raymond J. Clark                          $10,000                    $0                 $0              $10,000
----------------------------------------------------------------------------------------------------------------------

                                 CODES OF ETHICS

Rule 17j-1 of the Investment Company Act of 1940, as amended, addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers and principal underwriters to adopt a code of ethics and to report periodically to the Board of Directors on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund, the Adviser and Quasar each have adopted and agreed to be governed by a code of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The codes of ethics of the Fund, the Adviser and Quasar permit covered employees to engage in personal securities transactions that avoid actual or potential conflicts of interest with the Fund.

Information about these codes of ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009 or by electronic request at the following e-mail address: publicinfo@sec.gov.

                      PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to Harding Loevner, subject to the Board of Director's oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund's and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. Harding Loevner has adopted its own proxy voting policies and guidelines for this purpose ("Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of Harding Loevner and its affiliates. The Proxy Voting Procedures are provided in the Appendix to this SAI.

Information regarding how the Fund voted proxies relating to portfolio securities during the one-year period ended June 30, 2004 is available on the Fund's website at HTTP://WWW.HARDINGLOEVNER.COM and the SEC's website at HTTP://WWW.SEC.GOV.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of _________, 2005, the following persons held 5% or more of the outstanding shares of the Portfolios as indicated and may be deemed principal holders of the Fund. Except as noted below, no person owned of record or, to the knowledge of the Fund, beneficially, 5% or more of the shares of any Portfolio. Entities owning more than 25% of a Portfolio may be deemed to be control persons of that Portfolio. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Portfolio to be approved without the affirmative vote of such shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders. As of the public offering of the Investor Class shares of the International Equity Portfolio and the Global Equity Portfolio and the shares of the Institutional Emerging Markets Portfolio, 100% of each Investor Class's and the Institutional Emerging Markets Portfolio's total outstanding shares was held by Harding Loevner or a Harding Loevner affiliate.


INTERNATIONAL EQUITY PORTFOLIO-INSTITUTIONAL CLASS

                                                                   AMOUNT AND NATURE OF             PERCENT OF
TITLE OF CLASS          NAME AND ADDRESS OF BENEFICIAL OWNER       BENEFICIAL OWNERSHIP             CLASS
--------------          ------------------------------------       --------------------             -----

Common Stock,           Wilmington Trust Company                   3,698,575 shares                 15.73%
$.001 per Share         U/A DTD 12/1/75                            Direct Ownership
                        Agent W/Longwood Gardens Inc
                        PO Box 8882
                        Attn: Mutual Funds
                        Wilmington, DE 19889

Common Stock,           State Street Bank and Trust                2,925,173 shares                 12.44%
$.001 per Share         Cust FBO Principia Corp.                   Direct Ownership
                        500 Washington Avenue Suite 1010

Common Stock,           State Street Corporation                   2,189,019 shares                 9.31%
$.001 per Share         FBO Austin Firefighters Relief &           Direct Ownership
                        Retirement Fund
                        801 Pennsylvania Avenue
                        5th Floor Tower
                        Kansas City, MO 64105

Common Stock,           Public Welfare Foundation, Inc.            2,136,247 shares                 9.08%
$.001 per Share         12000 U Street, N.W.                       Direct Ownership
                        Washington, DC 20009

Common Stock,           Charles Schwab & Co., Inc.                 1,693,825 shares                 7.20%
$.001 per Share         Special Custody Account for the            Direct Ownership
                        Exclusive Benefit of Customers
                        101 Montgomery Street
                        San Francisco, CA  94014


GLOBAL EQUITY PORTFOLIO-INSTITUTIONAL CLASS
                                                                   AMOUNT AND NATURE OF             PERCENT OF
TITLE OF CLASS          NAME AND ADDRESS OF BENEFICIAL OWNER       BENEFICIAL OWNERSHIP             CLASS
--------------          ------------------------------------       --------------------             -----

Common Stock,           William T. Grant Foundation                338,753 shares                   22.51%
$.001 per Share         570 Lexington Avenue 18th Floor            Direct Ownership
                        New York, NY 10022

Common Stock,           Tellson & Co.                              245,623 shares                   16.32%
$.001 per Share         Attn: Bryant K. Alford, Partner            Direct Ownership
                        190 Main Street
                        PO Box 178
                        Gladstone, NJ 07934

Common Stock,           Katherine H. Olmsted                       191,483 shares                   12.72%
$.001 per Share         158 Hobart Road                            Direct Ownership
                        Chestnut Hill, MA 02167

Common Stock,           John Paritz & John Pycik TR.               187,404 shares                   12.45%
$.001 per Share         U/A DTD 1/19/95 Edward & Darlene Lowe      Direct Ownership
                        Charitable Remainder Unitrust 1995
                        c/o Mr. Don Bauters
                        Edward Lowe Foundation
                        PO Box 8
                        Cassopolis, MI 49031

Common Stock,           MCB Trust Services Cust                    127,063 shares                   8.44%
$.001 per Share         FBO HLM Holdings Inc                       Direct Ownership
                        700 17th Street Suite 300
                        Denver , CO 80202

EMERGING MARKETS PORTFOLIO
                                                                   AMOUNT AND NATURE OF             PERCENT OF
TITLE OF CLASS          NAME AND ADDRESS OF BENEFICIAL OWNER       BENEFICIAL OWNERSHIP             CLASS
--------------          ------------------------------------       --------------------             -----

Common Stock,           Charles Schwab & Co Inc                    3,686,999 shares                 52.20%
$.001 per Share         Special Custody Account for the            Direct Ownership
                        Exclusive Benefit of Customers
                        Attn: Mutual Funds
                        101 Montgomery Street
                        San Francisco, CA 94104

Common Stock,           Benchworthy & Co c/o                       737,804 shares                   10.64%
$.001 per Share         State Street Bank & Trust Company Inc.     Direct Ownership
                        1 Enterprise Drive SWB3B
                        Attn: Kevin Sutton
                        North Quincy, MA 02171

                               INVESTMENT ADVISER

Harding Loevner provides investment advisory services to the Fund. The terms of the investment advisory agreements (the "Advisory Agreements") between the Fund, on behalf of each Portfolio, and Harding Loevner obligate Harding Loevner to provide investment advisory and portfolio management services to the Portfolios. Harding Loevner is a registered investment adviser organized in 1989. Harding Loevner also provides investment advisory services to private investors and institutions.

David R. Loevner, President of the Fund and a Director and the Chairman of the Board of Directors of the Fund, is the President and CEO of Harding Loevner.

The Advisory Agreements are effective for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a "majority" (as defined in the 1940 Act) of a Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreements are terminable without penalty on not less than 60 days' notice by the Board of Directors or by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by Harding Loevner. Each of the Advisory Agreements will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Harding Loevner pays all of its own expenses arising from the performance of its obligations under the Advisory Agreements. Under its Advisory Agreements, Harding Loevner also pays all executive salaries and expenses of the Directors and officers of the Fund who are employees of Harding Loevner or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus for each Portfolio under "Portfolio Fees and Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees and administration fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, taxes, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders' meetings, expense of printing and distributing prospectuses, fees and expenses of Directors of the Fund who are not employees of Harding Loevner or its affiliates, membership dues in the Investment Company Institute, insurance premiums and extraordinary expenses such as litigation expenses. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.


Other Accounts Managed by Portfolio Managers (as of 6/30/05).  [Update info with HLF.]


--------------------------------------------------------------------------------------------------------------------
Portfolio Managers                 RICs                     Other Pooled Accounts                  Other A/Cs
--------------------------------------------------------------------------------------------------------------------
                                     Total Assets of                    Total Assets                   Total Assets
                                     Accounts                           of Accounts                    of Accounts
                      Number of      Managed           Number of        Managed          Number of     Managed
                      Accounts       ($million)        Accounts         ($million)       Accounts      ($million)
--------------------------------------------------------------------------------------------------------------------
Peter J. Baughan           2             341.5                2             25.7            50             799.7
--------------------------------------------------------------------------------------------------------------------
Simon Hallett              2             382.1                1             21.7            46             714.5
--------------------------------------------------------------------------------------------------------------------
G. "Rusty" Johnson         1              66.4                0              0.0             0               0.0
--------------------------------------------------------------------------------------------------------------------
Ferrill D. Roll            2             341.5                1             21.7            52             825.3
--------------------------------------------------------------------------------------------------------------------
Alexander T. Walsh         1             315.7                1             21.7            47             721.3
--------------------------------------------------------------------------------------------------------------------

For none of the above mentioned accounts is Harding Loevner's advisory fee based on the performance of the account.

The Fund's portfolio managers may manage other accounts with investment strategies similar to those of the Portfolios of the Fund, which may suggest the potential for conflicts of interests. The Fund's portfolio managers may participate personally in some pooled accounts, including the Portfolios of the Fund. In addition, Harding Loevner may charge varying fees to different accounts managed by the Fund's portfolio managers. Harding Loevner may manage accounts with variable fees based on performance. Theoretically, these features could create an incentive for the portfolio manager to favor the higher or variable fee accounts, or accounts in which he or she participates, which may not include the Fund. However, the Fund does not anticipate that management by a Fund portfolio manager of other accounts with a similar investment strategy would conflict with management of a Portfolio of the Fund because security selection across all accounts managed with a common strategy is conducted in accordance with a single model portfolio and would therefore be largely consistent. Harding Loevner's investment committee verifies that all accounts are managed in accordance with their respective model portfolios to ensure that no client of Harding Loevner, including the Fund, is systematically disadvantaged with respect to the allocation of investment opportunities. Further, Harding Loevner and the Fund's Board of Directors have adopted trade allocation procedures that provide for the equitable and impartial allocation of partial executions of aggregated trades.

Portfolio Manager Compensation (as of 10/31/04). All portfolio managers are employed and compensated by HLM Holdings, Inc., the corporate general partner of Harding Loevner, the investment adviser to the Fund. A compensation committee of the board of directors of HLM Holdings determines their compensation. Portfolio managers receive a salary and an annual cash bonus. Salaries are determined taking into account the portfolio manager's qualification, experience, length of service with the adviser, and overall level of responsibility within the adviser's business, including the number, variety and asset size of investment strategies managed as well as other duties. Based upon similar criteria, from time to time, portfolio managers may also be granted, or given the opportunity to purchase, equity or options over equity in HLM Holdings, Inc. The annual bonus award for each portfolio manager is based upon an assessment of the portfolio manager's achievement of pre-agreed objectives, including the manager's investment performance. All portfolios managed according to a particular strategy (e.g., international equity, global equity, emerging markets) are managed uniformly. Hence, for purposes of determining compensation, portfolio manager performance is measured at the level of the strategies, or portions thereof, for which the portfolio manager is responsible, rather than at the level of individual portfolios. Performance of each strategy is measured relative to its respective passive market benchmark over the trailing 12 months.

Portfolio Managers Beneficial Ownership of Equity Securities in the Fund (as of 10/31/04).


-------------------------------------------------------------------------------
                                                       DOLLAR RANGE OF
                                                      EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER                                IN THE FUND
-------------------------------------------------------------------------------
Simon Hallett                 International Equity Portfolio:  $50,001-$100,000
                              Global Equity Portfolio: $100,001-$500,000
                              Emerging Markets Portfolio: $100,001-$500,000
                              Institutional Emerging Markets Portfolio: None
-------------------------------------------------------------------------------
G. "Rusty" Johnson            International Equity Portfolio: $50,001-$100,000
                              Global Equity Portfolio: $10,001-50,000
                              Emerging Markets Portfolio: $100,001-$500,000
                              Institutional Emerging Markets Portfolio: None
-------------------------------------------------------------------------------
Alexander T. Walsh            International Equity Portfolio: $100,001-$500,000
                              Global Equity Portfolio: $100,001-$500,000
                              Emerging Markets Portfolio: $50,001 to $100,000
                              Institutional Emerging Markets Portfolio: None
-------------------------------------------------------------------------------
Ferrill D. Roll               International Equity Portfolio: None
                              Global Equity Portfolio: $100,001-$500,000
                              Emerging Markets Portfolio: None
                              Institutional Emerging Markets Portfolio: None
-------------------------------------------------------------------------------
Peter J. Baughan              International Equity Portfolio: None
                              Global Equity Portfolio: $100,001-$500,000
                              Emerging Markets Portfolio: $100,001-$500,000
                              Institutional Emerging Markets Portfolio: None
-------------------------------------------------------------------------------


For the last three fiscal years ended October 31, 2004, the amount of advisory fees paid by each Portfolio was as follows:



INTERNATIONAL EQUITY FUND            GROSS            WAIVER          NET

Year ended 10/31/02                  $2,238,108       ($180,028)      $2,058,080
Year ended 10/31/03                  $2,380,668       ($176,908)      $2,203,760
Year ended 10/31/04                  $2,705,280       ($319,649)      $2,385,631

GLOBAL EQUITY PORTFOLIO              GROSS            WAIVER          NET

Year ended 10/31/02                  $198,475         ($38,538)       $159,937
Year ended 10/31/03                  $221,606         ($26,488)       $195,118
Year ended 10/31/04                  $269,187         ($49,048)       $220,139

EMERGING MARKETS PORTFOLIO           GROSS            WAIVER          NET

Year ended 10/31/02                  $87,521          ($27,339)       $60,182
Year ended 10/31/03                  $191,415         ($12,201)       $179,214
Year ended 10/31/04                  $542,255         ($10,279)       $531,976

                           DISTRIBUTION OF FUND SHARES


Shares of the Fund are distributed by Quasar pursuant to a Distribution Agreement (the "Distribution Agreement") among the Fund on behalf of its Portfolios, Investors Bank as Administrator and Quasar. The Distribution Agreement was initially approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund, on September 26, 2001. Quasar's address is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The Fund and Quasar have agreed to indemnify one another against certain liabilities. Quasar furnishes the services of its personnel to carry out its obligations under the Distribution Agreement at its own expense and without cost to the Fund. Quasar receives compensation in the amount of $25,000 per annum, to be paid no less frequently than monthly by Investors Bank. The Distribution Agreement will remain in effect from year to year and will continue for successive annual periods only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreements or "interested persons" of any such party and either by votes of a majority of the Directors or a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund.

For providing sub-accounting and other services for the benefit of shareholder the Portfolios (except for the Institutional Emerging Markets Portfolio) pay the following amounts to certain intermediaries as a percentage of the average daily net assets of each Portfolio held by the intermediary (subject to voluntary expense cap).

--------------------------------------------------------------------------------
                                                                     HARDING
                                                           FUND      LOEVNER
                                                          SERVICE  DISTRIBUTION
             INTERMEDIARY                PORTFOLIO         FEES    RELATED FEES
--------------------------------------------------------------------------------
Charles Schwab & Co.           International Equity
                               Portfolio                    0.15%       0.25%*
--------------------------------------------------------------------------------
                               Emerging Markets Portfolio   0.15%       0.25%
--------------------------------------------------------------------------------
Oppenheimer Asset Management   All Portfolios               0.15%       0.10%
--------------------------------------------------------------------------------
Fidelity Brokerage Services    All Portfolios               0.15%       0.20%
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.      All Portfolios               0.15%       0.__%
--------------------------------------------------------------------------------

* Harding Loevner pays a quarterly fee of $7,500 to reimburse Charles Schwab & Co. for its cost in establishing certain trading symbols and maintaining accounts for the International Equity Portfolio.

The Directors have approved a Distribution Plan on behalf of the Investor Class of the International Equity Portfolio and the Global Equity Portfolio pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Directors, allows the Investor Class to incur certain expenses that might be considered to constitute direct or indirect payment by the International Equity Portfolio and the Global Equity Portfolio of distribution expenses.

The Investor Class of the International Equity and Global Equity Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Investor Class is authorized to make payments to selected dealers of a distribution fee pursuant to Rule 12b-1 as compensation for providing services intended to result in the sale of Investor Class shares. The Investor Class of the International Equity and the Global Equity Portfolios may pay this 12b-1 distribution fee at an annual rate of 0.25% of each Class's average net assets, or such lesser amount as the Directors may determine from time to time. Currently, the Investor Class of each Portfolio makes payment of 12b-1 distribution fees at an annual rate of 0.25% of each Class's average net assets throughout the month.

Prior to approving the Investor Class Plan, the Directors carefully considered all pertinent factors relating to the implementation of the Plan, including that the fees charged appeared fair and reasonable, the profitability of the Adviser and economies of scale that could be achieved through greater distribution of Portfolio shares, and determined that there is a reasonable likelihood that the Plan will benefit the Investor Class of each Portfolio and its respective shareholders. To the extent that the Plan gives Harding Loevner and the Distributor greater flexibility in connection with the distribution of Investor Class shares, additional sales of Investor Class shares or stabilization of cash flows may result.

The Investor Class Plan does not obligate Harding Loevner or the Distributor to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Harding Loevner or the Distributor may compensate certain dealers that satisfy certain criteria established from time to time by Harding Loevner or the Distributor relating to the level or type of services provided by the dealer, the sale or expected sale of significant amounts of Investor Class shares, or other factors.


                                  ADMINISTRATOR

Pursuant to its terms, the administration agreement (the "Administration Agreement") between the Fund and Investors Bank as Administrator requires Investors Bank to provide certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Administration Agreement will remain in effect for successive annual periods and will automatically continue unless terminated on notice. The following chart sets forth administrative fees paid by each Portfolio.

For the last three fiscal years ended October 31, 2004, the amount of administration fees paid by each Portfolio was as follows:

-------------------------------------------------------------------------------
                                    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
             PORTFOLIO                 2004            2003             2002
-------------------------------------------------------------------------------
International Equity Portfolio       $358,797        $337,971         $363,563
Global Equity Portfolio                32,664          28,879           27,457
Emerging Markets Portfolio             48,344          18,751           14,249

                             PORTFOLIO TRANSACTIONS

The Advisory Agreements authorize Harding Loevner to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and directs Harding Loevner to use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions for the Portfolios. Harding Loevner will consider the full range and quality of services offered by the executing broker or dealer when making these determinations. Neither Harding Loevner nor any of its officers, affiliates or employees will act as principal or receive any compensation from the Portfolios in connection with the purchase or sale of investments for the Portfolios.

Some securities considered for investment by the Fund's Portfolios also may be appropriate for other clients advised by Harding Loevner. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients advised by Harding Loevner is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Harding Loevner, as the case may be. Although there is no specified formula for allocating such transactions, the various allocation methods used by Harding Loevner, and the results of such allocations, are subject to the oversight of the Fund's Chief Compliance Officer and periodic review by the Board of Directors.


Brokers are selected on the basis of their overall assistance in terms of execution capabilities and research services, provided that their commission schedules are competitive with other firms providing similar services. The Board of the Fund has adopted procedures pursuant to Rule 12b-1(h) regarding the usage of brokers that promote or sell shares of a Portfolio (a "selling broker dealer") to execute portfolio securities transactions. These procedures are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers from taking a broker-dealer's promotional or sales efforts into account as part of the selection process and (2) the Fund, Harding Loevner or Quasar from entering into an agreement under which the Fund directs brokerage transactions (or revenue generated by those transactions) to a selling broker-dealer to pay for distribution of the Fund's shares. The Fund is permitted to utilize selling broker-dealers to execute portfolio transactions provided that these selling efforts are not considered in the selection process and the Fund's procedures are followed.


No trades will be executed with Harding Loevner, its affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities, except Harding Loevner may effect cross-trades provided that they are conducted at market price and absent any commission. For the last three fiscal years ended October 31, 2004, the amount of brokerage commissions paid by each Portfolio was as follows:

                                    YEAR ENDED      YEAR ENDED       YEAR ENDED
                                    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
             PORTFOLIO                 2004            2003             2002
-------------------------------------------------------------------------------
International Equity Portfolio       $649,771        $861,544         $533,302
Global Equity Portfolio                32,048          64,618           42,289
Emerging Markets Portfolio            190,402          75,304           42,376

Portfolio Holdings Information

Generally, the Fund views holdings information as sensitive and discloses information about portfolio holdings only in accordance with guidelines approved by the Board of Directors and designed to permit only disclosures that are consistent with the best interest of the Fund's shareholders. No current or potential investor shall be provided information about portfolio holdings on a preferential basis in advance of the provision of that information to other investors.

Portfolio holdings information will be released under the circumstances described below. The receiving parties are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the policies and procedures adopted by the Fund regarding selective disclosure of portfolio holdings will protect the Fund from potential misuse of that information by the receiving parties.

      1. As required by applicable laws, rules or regulations, including the quarterly filing of a complete schedule of the Fund's portfolio holdings on Form N-CSR or Form N-Q.

      2. As appropriate for legitimate business purposes of the Fund, including: (i) to the Fund's auditors for use in providing audit services; (ii) to financial printers for the purpose of preparing Fund regulatory filings; (iii) for the purposes of due diligence regarding a merger or acquisition; (iv) to rating agencies for use in developing a rating for the Fund; (v) to consultants, for use in providing asset allocation advice or client service; (vi) to service providers, such as proxy-voting service providers and portfolio-management database providers; and (vii) for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders.

      3. Otherwise when the disclosure of such information is determined by the Fund's officers to be in the best interests of Fund shareholders.

Shareholders of the Fund shall be treated alike in terms of access to portfolio holdings information, which, except as outlined above, shall not be disclosed to any investor prior to the time the same information is disclosed publicly. In general, portfolio holdings information is available to shareholders quarterly, posted on the Fund's web site subsequent to filing portfolio information with the SEC on either Form N-CSR or Form N-Q. The holdings information will be dated as of the last day of the previous calendar quarter. Shareholders may also request a written copy of the portfolio holdings information directly from the Adviser.

No person or entity, including officers of the Fund or employees of the Adviser or other service providers of their affiliates, receives any compensation in connection with the disclosure of portfolio holdings information.

                            CAPITAL STOCK INFORMATION


The authorized capital stock of the Fund consists of 2,500,000,000 shares with $.001 par value, allocated as follows: (i) 500,000,000 shares to the International Equity Portfolio; (ii) 500,000,000 shares to the Global Equity Portfolio; (iii) 500,000,000 shares to the Emerging Markets Portfolio; (iv) 500,000,000 shares to the Institutional Emerging Markets Portfolio; and (v) 500,000,000 shares not yet allocated to any Portfolio. Holders of shares of a Portfolio have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of net asset value held by a shareholder. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no preemptive or conversion rights. [Should we reference the exchange privilege here?] The Board of Directors of the Fund, under Maryland General Corporation Law, is authorized to establish more than one class of shares for each portfolio of the Fund. Currently, the Board of Directors has authorized the creation of two share classes for the International Equity Portfolio and the Global Equity
Portfolio: Institutional Class and Investor Class. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will be unable to elect any person or persons to the Board of Directors.


                                 NET ASSET VALUE

As used in the Prospectus, "Business Day" refers to those days when the New York Stock Exchange is open for unrestricted business, which is Monday through Friday except for holidays. As of the date of this Statement of Additional Information, such holidays are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                               TAX CONSIDERATIONS

The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action.


Qualification as a Regulated Investment Company. Each Portfolio has qualified and intends to continue to qualify to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Each of the Portfolios qualified as a RIC for the period ended October 31, 2004. To qualify as a RIC, a Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, income from certain publicly traded partnerships, or other income derived from its business of investing in securities (the "Qualifying Income Requirement"); (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs) or certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount equal to at least the sum of 98% of its ordinary income (not taking into account any capital gains or losses) determined on a calendar year basis, 98% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years.

Distributions. Each Portfolio's automatic reinvestment of its taxable investment income, net short-term capital gains and net long-term capital gains in additional shares of the Portfolio and distribution of such shares to shareholders will be taxable to the Portfolio's shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Portfolio and then reinvested by them in shares of the Portfolio, even though no cash distributions have been made to shareholders. The automatic reinvestment of taxable investment income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio's shareholders as ordinary income. If a portion of a Portfolio's income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements (generally more than 60 days with respect to each distribution). A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to the shareholders in the calendar year in which the distributions are declared, rather than in the year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.


Sale of Shares. Upon the sale or other disposition of shares of a Portfolio, or upon receipt of a distribution in complete liquidation of a Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains deemed received by the shareholder with respect to such shares.

Zero Coupon Securities. Investments by a Portfolio in zero coupon securities (other than tax-exempt zero coupon securities) will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.

Backup Withholding. A Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio and, all redemption payments made to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Tax Treatment of Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by a Portfolio for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Portfolio. If the Portfolio enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Portfolio is exercised, thereby requiring the Portfolio to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Portfolio, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts generally are treated as 60% long-term (taxed at the 20% long-term capital gains rate) and 40% short-term capital gains or losses ("60/40 treatment"), regardless of the Portfolio's actual holding period for the contract. Also, a section 1256 contract held by the Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), resulting in unrealized gains and losses being treated as though they were realized. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

Generally, hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Portfolio which is taxed as ordinary income when distributed to shareholders.

The Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the amount, character, and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to members and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to a Portfolio that did not engage in such hedging transactions.

Tax Treatment of Foreign Currency-Related Transactions. Gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies. Each Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation - other than a "controlled foreign corporation" as to which a Portfolio is a U.S. shareholder, that in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. If a Portfolio invests in stock of certain foreign investment companies, the Portfolio may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Portfolio's holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio's investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders.

A Portfolio may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of any foreign investment company in which it invests, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Portfolio's investment company taxable income and net capital gain which, to the extent distributed by the Portfolio as ordinary or capital gain dividends, as the case may be, would not be taxable to the Portfolio. In order to make this election, the Portfolio would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain.

Alternatively, each Portfolio may elect to "mark-to-market" its stock in any PFIC. "Marking to market," in this context, means including in ordinary income each taxable year, the excess, if any, of the fair market value of a PFIC's stock over a Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. A Portfolio's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Shareholders. U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.


Except as discussed below, if the income from a Portfolio is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, deemed distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, such individual would be subject to U.S. federal income tax on the individual's worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains and redemption payments unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

Under recently enacted legislation, a Portfolio may be able to designate certain distributions as being derived from certain net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision would apply with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008. It should also be noted that the provision would not eliminate all withholding on any distribution by a Portfolio to foreign investors. Distributions that are derived form dividends on corporate stock, distributions by REITs, or from ordinary income other than interest would still be subject to withholding. In addition, a Portfolio may determine that it does wish to entail the costs and expenses of making the allowable designations and satisfying certain related requirements, and in such case any distributions to foreign investors would generally be subject to withholding as described above.


If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then deemed distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

Foreign Withholding Taxes. Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible and may elect to "pass through" to the Portfolio's shareholders the amount of foreign taxes paid by the Portfolio. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by the Portfolio will "pass through" for that year. If a Portfolio is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Portfolio will be treated as U.S. source income.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio's income flows through to its shareholders. With respect to the Portfolios, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolios. Shareholders who are not liable for federal income taxes will not be affected by any such "pass through" of foreign tax credits.

Other Taxes. A Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of a Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

                             SHAREHOLDER INFORMATION

Certificates representing shares of a particular Portfolio will not be issued to shareholders. Investors Bank, the Fund's Transfer Agent, will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Fund reserves the right to waive the minimum initial investment in any Portfolio.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of a Portfolio by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.

                                 TRANSFER AGENT

Investors Bank, 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642, serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Fund.

                                    CUSTODIAN

Investors Bank, 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642, serves as the custodian of each Portfolio's securities and cash.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, serve as independent registered public accounts of the Fund and perform annual audits of the Fund's financial statements.


                                     COUNSEL

Dechert LLP, 30 Rockefeller Plaza, New York, NY, 10112 , serves as counsel to the Fund.

                              FINANCIAL STATEMENTS

The Fund's audited Financial Statements, including the Financial Highlights, for the fiscal year ended October 31, 2004, appearing in the Annual Report to Shareholders and the report thereon of Ernst & Young LLP, independent registered public accounting firm, appearing therein are hereby incorporated by reference into this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information. Information for the Investor Class of each of the International Equity Portfolio and the Global Equity Portfolio and for the Institutional Emerging Markets Portfolio will be available after the Investor Classes and the Institutional Emerging Markets Portfolio have completed their first fiscal year.

                         APPENDIX - RATINGS DESCRIPTIONS

STANDARD & POOR'S RATING SERVICE

AAA. Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest. AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB AND LOWER. Bonds rated BB, B, CCC, CC, C and D are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1. Standard & Poors Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B and Lower. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default of there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through C in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

FITCH IBCA, INC.

LONG-TERM RATINGS:
INVESTMENT GRADE
AAA - HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB - SPECULATIVE. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B - HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C - HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D - DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%.

SHORT-TERM RATINGS:
F1 - HIGHEST CREDIT QUALITY. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B - SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C - HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - DEFAULT. Denotes actual or imminent payment default.

                 APPENDIX - PROXY VOTING POLICIES and PROCEDURES

I.       STATEMENT OF POLICY

The following are proxy voting policies and procedures adopted for the Harding, Loevner Funds, Inc. (the "Fund") by the Board of Directors of the Fund, and by and for Harding, Loevner Management, L.P. (the "Adviser"), with respect to voting securities held by the Fund and other clients of the Adviser.

The Adviser believes these policies and procedures are reasonably designed to ensure that proxies are voted in the best interest of its clients, including the Fund, in accordance with its fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. The Adviser's authority to vote the proxies of its clients is established by its advisory contracts, and these proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, these proxy voting policies reflect the longstanding fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

It is the policy of the Fund to seek to assure that proxies received by the Fund are voted in the best interests of the Fund's stockholders. These policies and procedures are adopted by the Fund to ensure compliance with Rule 30b1-4 of the Investment Company Act of 1940, as amended, and other applicable obligations of the Fund under the rules and regulations of the Securities and Exchange Commission and interpretations of its staff. The Fund believes that, in proxy voting decisions, as in other investment decisions, the Adviser is in the best position to determine whether a particular proxy proposal is consistent with its philosophy, and therefore generally consistent with the investment objectives of the Fund and the best economic interests of Fund shareholders. Accordingly, the Fund generally delegates all responsibility for proxy voting to the Adviser, provided that the Fund's Board of Directors has the opportunity to periodically review and approve these proxy voting policies and procedures and any material amendments thereto (and that the policy contains provisions to address any material conflicts of interest as described below). The Fund may revoke all or part of this delegation at any time by a vote of the Board of Directors.

II.      DEFINITIONS

         A. "Best interest of clients" -- Clients' best economic interests over the long term ~ that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

         B. "Material conflict of interest" -- Circumstances when the Adviser or any member of senior management or a portfolio manager or knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when the Adviser has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of the Adviser.

III.     GENERAL VOTING POLICIES

         A. Client's Best Interest. These policies and procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

         B. Shareholder Activism. The Adviser seeks to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, the Adviser may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

         C. Case-by-Case Basis. These policies and procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. The Adviser may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. The Adviser may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

         D. Individualized. These policies and procedures are tailored to suit the Adviser's advisory business and the types of securities portfolios the Adviser manages for its clients. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, the Adviser may vote the same securities differently depending upon clients' directions.

         E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between the Adviser and its respective client(s) is identified, the Adviser will choose among the procedures set forth in Section VII.B below, to resolve such conflict.

         F. Limitations. The circumstances under which the Adviser may take a limited role in voting proxies, include the following:

             1. No Responsibility. The Adviser will not vote proxies for client accounts in which the client contract specifies that the Adviser will not vote. Under such circumstances, the clients' custodians are instructed to mail proxy material directly to such clients.

             2. Limited Value. The Adviser may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

             3. Unjustifiable Costs. The Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

             4. Securities Lending Arrangements. If voting securities are part of a securities lending program, the Adviser may be unable to vote while the securities are on loan.

             5. Share Blocking. Certain jurisdictions may impose share blocking restrictions at various times which may prevent the Adviser from exercising its voting authority. In particular, absent extraordinary circumstances, the Adviser will not vote proxies if doing so will limit the Adviser's ability to sell the security prior to the meeting.

             6. Special Considerations. The Adviser's responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that the Adviser vote its proxy in a manner inconsistent with these policies and procedures, the Adviser may follow the client's direction or may request that the client vote the proxy directly.

         G. Sources of Information. The Adviser may conduct research internally and/or use the resources of an independent research consultant. The Adviser may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

IV.      SPECIFIC VOTING POLICIES

         A.  General Philosophy.

             o Support existing management on votes on the financial
               statements of a company and the election of the Board of Directors;

             o Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

             o Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

         B. Anti-takeover Measures. The Adviser votes on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

         C. Proxy Contests for Control. The Adviser votes on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management's track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

         D. Contested Elections. The Adviser votes on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Adviser also considers the independence of board and key committee members and the corporate governance practices of the company.

         E. Executive compensation proposals. The Adviser considers such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

         F. Shareholder Proposals. The Adviser considers such proposals on a case-by-case basis. The Adviser supports those proposals which will improve the company's corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

V.       AVAILABILITY OF POLICIES AND PROCEDURES/DISCLOSURE OF PROXY VOTING
         RECORD

         A.  With Respect to Non-Fund Clients

         Upon clients request, the Adviser will provide a record of how the client's shares were voted and a current copy of these proxy voting policies and procedures. The previous year's proxy voting records will be furnished unless the client requests otherwise. Clients will direct their requests as follows:

                          In writing:    Harding Loevner Management, LP
                                         50 Division Street, Suite 401
                                         Somerville, NJ 08876
                                         Attention:  Proxy Manager

                          By telephone:  908-218-7900

                          By email to:   info@hlmnet.com

         B.  With Respect to the Fund

             1. The Fund will disclose this proxy voting policy or a description of it, in the Fund's Statement of Additional Information ("SAI") (beginning with the first annual update filed on or after July 1, 2003). The Fund also will disclose in its SAI (beginning with the first annual update filed on or after August 31, 2004) that information is available regarding how the Fund voted proxies during the most recent twelve-month period ended June 30 without charge, upon request, (i) either by calling a specified toll-free telephone number, or on the Fund's website at a specified address, or both, and (ii) on the Securities and Exchange Commission's website. Upon any request for a proxy voting record by telephone, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

             2. The Fund will disclose in its annual and semi-annual shareholder reports (beginning with the first shareholder report filed after the effective date of the first annual update to the SAI filed on or after July 1, 2003) that this proxy voting policy or a description of it is available without charge, upon request,
             (i) by calling a specified toll-free telephone number, (ii) on the Fund's website, if applicable, and (iii) on the Commission's website. Upon any request for a proxy voting policy or description of it, the Fund will send the policy or the description (or a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

             3. The Fund also will disclose in its annual and semi-annual shareholder reports (beginning with the first report filed on or after August 31, 2004) that information is available about how the Fund voted proxies, if any, during the most recent twelve-month period ended June 30 without charge, upon request,
             (i) either by calling a specified toll-free telephone number, or on or through the Fund's website at a specified address, or both, and (ii) on the Commission's website. Upon any request for a proxy voting record by telephone, the Fund will send the policy or a description of it (i.e., a copy of the SAI containing the policy or description) by first-class mail or other prompt delivery method within three business days of receipt of the request.

             4. The Fund will file Form N-PX containing its proxy voting record for the most recent twelve-month period ended June 30 with the SEC (beginning August 31, 2004), and will provide a copy of the report (in paper form, online, or by reference to the SEC's website) to shareholders who request it. The Fund will disclose its proxy voting record for the most recent twelve-month period ended June 30 (on Form N-PX or otherwise) to shareholders either in paper form upon request, or on its website (beginning after August 31, 2004).

VI.      RESPONSIBILITY AND OVERSIGHT

         An Investment Committee member is responsible for the administration and oversight of the Adviser's proxy voting process. Harding Loevner's Chief Compliance Officer (`CCO') is responsible for working with the Investment Committee member in developing, implementing and updating the Adviser's proxy voting policies and procedures. The Investment Committee member currently designated is Ferrill Roll; the firm's current CCO is Patrice Singleton.

VII.     PROCEDURES

         A.    Process of Voting Proxies.

         The designated Investment Assistant will monitor upcoming annual and/or extraordinary shareholder meetings via company notices, custodian notices or electronic proxy voting services. Upon receiving notice of an upcoming meeting, the Investment Assistant will review the Proxy Statement, official agenda, and/or other background material, summarize on a Proxy Voting Form (the "Form") and forward the Form and supporting material to the designated Investment Committee member.

         The Investment Committee member will review the Form and supporting material, indicate on the Form how Harding Loevner is to cast its votes on each resolution (adding a written explanation for each vote to be cast in opposition to managements' recommendation), and initial the Form.

         The Investment Assistant will cast votes as indicated on the Form via electronic voting service, or, where necessary, by faxing written voting instructions to the custodian. The Investment Assistant will retain in files all Forms and records of all votes cast at each meeting.

         B.    Conflict of Interest

         If the Investment Committee member determines there is, or may be, a material conflict between the Adviser's interest and those of the client, either the Committee member, or a delegated individual, may choose among the following options to deal with the conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote in accordance with the recommendations of an independent service provider that the Adviser may use to assist it in voting proxies; (3) "echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not the Adviser's clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

         The Fund generally delegates all responsibility for resolving material conflicts of interest to the Adviser. Under this delegation, the Adviser may resolve material conflicts of interest in any reasonable manner consistent with the alternative voting procedures described above. The Fund may revoke all or part of this delegation at any time by a vote of the Board of Directors. In the event the Fund revokes its delegation to the Adviser, the Fund will resolve any conflicts of interest in the best interest of the shareholders. In doing so, the Fund may following the procedures described in this Section VII.B.

VIII.    RECORDKEEPING

THE ADVISER MAINTAINS RECORDS OF PROXY VOTES PURSUANT TO SECTION 204-2 OF THE ADVISERS ACT. IN ADDITION TO SEC REQUIREMENTS, THE ADVISER MAINTAINS, FOR ERISA ACCOUNTS, RECORDS OF PROXY VOTES SET OUT IN DEPARTMENT OF LABOR BULLETIN 94-2.

                           Part C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Articles of Incorporation, dated July 31, 1996 (previously filed in Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) are incorporated herein by reference.

(b) By-laws (previously filed in Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) are incorporated herein by reference.

(c) Not applicable.

(d)(1) Advisory Agreement, dated October 14, 1996, between the Registrant (International Equity Portfolio) and Harding, Loevner Management, L.P. (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(d)(2) Advisory Agreement, dated October 14, 1996, between the Registrant (Global Equity Portfolio) and Harding, Loevner Management, L.P. (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(d)(3) Advisory Agreement, dated October 14, 1996, between the Registrant (Emerging Markets Portfolio) and Harding, Loevner Management, L.P. (previously filed in to Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(d)(4) Form of Advisory Agreement between the Registrant (Institutional Emerging Markets Portfolio) and Harding, Loevner Management, L.P. is filed herein.

(e)(1) Distribution Agreement, dated October 1, 2001, between Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No.9 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(f) Not applicable.

(g)(1) Custodian Agreement, dated June 10, 1999, between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.5 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

(g)(2) Letter amendment to the Custodian Agreement, dated April 15, 2003, between Registrant and Investors Bank & Trust Company (previously filed in Post -Effective Amendment No.11 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

(g)(3) Amendment to the Custodian Agreement between Registrant and Investors Bank & Trust Company (previously filed in Post -Effective Amendment No.14 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

(h)(1) Administration Agreement, dated June 10, 1999, between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.5 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

(h)(2) Amendment to Administration Agreement between Registrant and Investors Bank & Trust Company (previously filed in Post -Effective Amendment No.14 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

(h)(3) Transfer Agency and Service Agreement, dated June 10, 1999, between Registrant and Investors Bank & Trust Company (previously filed in Post-Effective Amendment No.5 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

(h)(4) Amendment to Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company (previously filed in Post -Effective Amendment No.14 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

(i) Opinion and Consent of Dechert Price & Rhoads (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(j)(1) Consent of Ernst & Young (previously filed in Post-Effective Amendment No. 15 to Registrant's Registration Statement on form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(j)(2) Power of Attorney on behalf of David R. Loevner, Jane A. Freeman, Carl
W. Schafer, and Samuel R. Karetsky (previously filed in Post-Effective Amendment No.10 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(j)(3) Power of Attorney on behalf of Raymond J. Clark and R. Kelly Doherty (previously filed in Post-Effective Amendment No.11 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(k) None.

(l)(1) Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the International Equity Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(l)(2) Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Emerging Markets Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(l)(3) Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Global Equity Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) is incorporated herein by reference.

(m)(1) Distribution Plan with respect to the Investor Class is filed herein.

(m)(2) Form of Shareholder Servicing Agreement with respect to the Investor Class is filed herein.

(m)(3) Shareholder Servicing Plan with respect to the Investor Class is filed herein.

(n) None.

(o) Multiple Class expense Allocation Plan (Rule 18f-3) filed herein.

(p)(1) Amended Code of Ethics of Harding, Loevner Management, L.P. and Harding, Loevner Funds, Inc. (previously filed in to Post -Effective Amendment No.14 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739), is incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                                                                   AMOUNT AND NATURE OF             PERCENT OF
TITLE OF CLASS          NAME AND ADDRESS OF BENEFICIAL OWNER       BENEFICIAL OWNERSHIP             PORTFOLIO
--------------          ------------------------------------       --------------------             ---------
Common Stock,           Charles Schwab & Co Inc                    7,873,545 shares                 54.76%
$.001 per Share         Special Custody Account for the            Direct Ownership
                        Exclusive Benefit of Customers
                        Attn: Mutual Funds
                        101 Montgomery Street
                        San Francisco, CA 94104

ITEM 25. INDEMNIFICATION

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act"). In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by itself is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Harding, Loevner Management, LP (the "Investment Adviser") is a company organized under the laws of the State of New Jersey and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-36845).

ITEM 27. PRINCIPAL UNDERWRITER

(a) Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

         AHA Funds
         AIP Alternative Strategies Funds
         Al Frank Funds
         Allied Asset Advisors Funds
         Alpine Equity Trust
         Alpine Income Trust
         Alpine Series Trust
         American Trust Allegiance Fund
         Avatar Advantage Funds
         Blue and White Fund
         Brandes Investment Trust
         Brandywine Blue Funds, Inc.
         Brazos Mutual Funds
         Bridges Fund
         Builders Fixed Income Fund, Inc.
         Buffalo Funds
         Capital Advisors Fund
         CCM Advisors Funds
         CCMA Select Investment Trust
         Chase Funds
         Conning Money Market Portfolio
         Country Funds
         Cullen Funds
         Duncan-Hurst Funds
         Edgar Lomax Value Fund
         Everest Series Funds Trust
         FFTW Funds, Inc.
         First American Funds, Inc.
         First American Insurance Portfolios
         First American Investment Funds, Inc.
         First American Strategy Funds, Inc.
         Fort Pitt Capital Group, Inc.
         Fremont Funds
         Fund X Funds
         Glenmede Fund, Inc.
         Glenmede Portfolios
         Greenville Small Cap Growth Fund
         Guinness Atkinson Funds
         Harding Loevner Funds
         Hennessy Mutual Funds, Inc.
         Hester Total Return Fund
         High Pointe Funds
         Hollencrest Equity Fund
         Howard Capital Appreciation Fund
         Howard Capital Management
         Invesco National Asset Management Funds
         Jacob Internet Fund Inc.
         Jacobs & Company Mutual Fund
         Jensen Portfolio
         Julius Baer Funds
         Kensington Funds
         Kirr Marbach Partners Funds, Inc.
         Kit Cole Investment Trust
         Leonetti Funds
         Light Revolution Fund
         Lighthouse Capital Management
         Lindner Funds
         LKCM Funds
         Masters' Select Fund Trust
         Matrix Asset Advisor, Inc.
         McCarthy Fund
         McIntyre Global Equity Fund
         Midanek/Pak Fund
         Monetta Fund, Inc.
         Monetta Trust
         MP63 Fund
         Muhlenkamp (Wexford Trust)
         Mutuals.com
         Mutuals.com Vice Fund
         NorCap Funds, Inc.
         Optimum Q Funds
         Osterweis Funds
         Perkins Capital Management
         Permanent Portfolio Funds
         PIC Funds
         Portfolio 21
         Primecap Odyssey Funds
         Prudent Bear Funds, Inc.
         Purisima Funds
         Rainier Funds
         Segall Bryant & Hamill Funds
         SEIX Funds
         Summit Funds
         Teberg Fund
         Thompson Plumb (TIM)
         Thompson Plumb (WISCAP)
         TIFF Investment Program, Inc.
         Tyee Capital Management
         Villere Fund
         Women's Equity Fund

(b) Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

        CRD # on Form BD
        103848

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  Harding, Loevner Management, L.P.
                  50 Division Street, Suite 401
                  Somerville, NJ  08876

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14th to be signed on its behalf by the undersigned, duly authorized, in the City of Somerville, State of New Jersey on the 19th day of May, 2005.


                                               HARDING, LOEVNER FUNDS, INC.

                                               By: /s/ David R. Loevner
                                                   ----------------------------
                                                   David R. Loevner, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the __ day of May, 2005.

SIGNATURE                                  TITLE
---------                                  -----

David R. Loevner                           Director and President

* /s/ Jane Freeman                         Director
-------------------------
Jane A. Freeman

  /s/ Richard Reiter                       Chief Financial Officer and Treasurer
-------------------------
Richard Reiter

* /s/ Carl Schafer                         Director
-------------------------
Carl W. Schafer

* /s/ Samuel Karetsky                      Director
-------------------------
Samuel R. Karetsky

* /s/ Raymond Clark                        Director
-------------------------
Raymond J. Clark

* /s/ R. Kelly Doherty                     Director
-------------------------
R. Kelly Doherty


  /s/ Richard Reiter
-------------------------
Richard Reiter
* Attorney-in-Fact

                          HARDING, LOEVNER FUNDS, INC.

                                 EXHIBIT INDEX


NO.                                   EXHIBIT
---                                   -------

(d)(4)    Form of Advisory Agreement (Institutional Emerging Markets Agreement)
(m)(1)    Plan of Distribution Adopted Pursuant to Rule 12b-1
(m)(2)    Form of Shareholder Servicing Agreement (Investor Class)
(m)(3)    Shareholder Servicing Plan (Investor Class)
(o)       Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3